UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2014

Date of reporting period:	6/30/2014

Item 1. Schedule of Investments

Prudential Conservative Allocation Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	883,302	$8,744,694
Prudential Global Real Estate Fund (Class Q)	307,304	7,562,755
Prudential Government Income Fund (Class Z)	928,098	8,909,741
Prudential High Yield Fund (Class Q)	498,043	2,918,535
Prudential International Equity Fund (Class Z)	1,179,849	9,320,804
Prudential Jennison 20/20 Focus Fund (Class Q)	75,196	1,457,296
Prudential Jennison Equity Opportunity Fund (Class Z)	126,903	2,920,030
Prudential Jennison Growth Fund (Class Z)	48,431	1,464,081
Prudential Jennison International Opportunities Fund (Class Z)*	466,913	6,270,644
Prudential Jennison Market Neutral Fund (Class Z)*	463,806	4,313,394
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	104,221	4,389,772
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	4,891	297,156
Prudential Jennison Small Company Fund, Inc. (Class Q)	72,749	2,194,108
Prudential Jennison Value Fund (Class Q)	137,104	3,064,270
Prudential Large-Cap Core Equity Fund (Class Z)	431,708	6,997,979
Prudential Mid-Cap Value Fund (Class Q)	210,686	4,536,072
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,632,633	36,471,631
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	637,600	7,268,635
Prudential Small-Cap Value Fund (Class Z)	116,687	2,338,401
Prudential Strategic Value Fund (Class Z)	435,478	6,850,067
Prudential Total Return Bond Fund (Class Q)	1,109,996	16,028,336

TOTAL LONG-TERM INVESTMENTS (cost $117,280,013)		144,318,401

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,934,837)	1,934,837	1,934,837

TOTAL INVESTMENTS — 100.5% (cost $119,214,850)(a)(b)		146,253,238
Liabilities in excess of other assets — (0.5)%		(717,104)

NET ASSETS — 100.0%		$145,536,134

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$120,374,492

Appreciation	26,098,624
Depreciation	(219,878)

Net Unrealized Appreciation	$25,878,746

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$144,318,401	$—	$—
Affiliated Money Market Mutual Fund	1,934,837	—	—

Total	$146,253,238	$—	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	929,658	$9,203,613
Prudential Global Real Estate Fund (Class Q)	388,638	9,564,380
Prudential Government Income Fund (Class Z)	381,531	3,662,702
Prudential High Yield Fund (Class Q)	316,020	1,851,879
Prudential International Equity Fund (Class Z)	2,238,879	17,687,145
Prudential Jennison 20/20 Focus Fund (Class Q)	190,174	3,685,569
Prudential Jennison Equity Opportunity Fund (Class Z)	320,860	7,382,980
Prudential Jennison Growth Fund (Class Z)	122,369	3,699,226
Prudential Jennison International Opportunities Fund (Class Z)*	877,081	11,779,201
Prudential Jennison Market Neutral Fund (Class Z)*	787,807	7,326,607
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	219,541	9,247,075
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	6,386	387,972
Prudential Jennison Small Company Fund, Inc. (Class Q)	184,059	5,551,225
Prudential Jennison Value Fund (Class Q)	338,315	7,561,329
Prudential Large-Cap Core Equity Fund (Class Z)	828,823	13,435,225
Prudential Mid-Cap Value Fund (Class Q)	481,112	10,358,344
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,255,811	22,648,346
Prudential Small-Cap Value Fund (Class Z)	286,264	5,736,736
Prudential Strategic Value Fund (Class Z)	960,847	15,114,126
Prudential Total Return Bond Fund (Class Q)	1,150,933	16,619,473

TOTAL LONG-TERM INVESTMENTS (cost $134,473,341)		182,503,153

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,381,792)	1,381,792	1,381,792

TOTAL INVESTMENTS — 99.9% (cost $135,855,133)(a)(b)		183,884,945
Other assets in excess of liabilities — 0.1%		189,420

NET ASSETS — 100.0%		$184,074,365

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$138,567,172

Appreciation	45,678,045
Depreciation	(360,272)

Net Unrealized Appreciation	$45,317,773

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$182,503,153	$—	$—
Affiliated Money Market Mutual Fund	1,381,792	—	—

Total	$183,884,945	$—	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	101,017	$1,000,071
Prudential Global Real Estate Fund (Class Q)	213,664	5,258,278
Prudential Government Income Fund (Class Z)	3,050	29,276
Prudential International Equity Fund (Class Z)	1,906,399	15,060,556
Prudential Jennison 20/20 Focus Fund (Class Q)	156,373	3,030,513
Prudential Jennison Equity Opportunity Fund (Class Z)	307,743	7,081,166
Prudential Jennison Growth Fund (Class Z)	66,950	2,023,900
Prudential Jennison International Opportunities Fund (Class Z)*	745,307	10,009,476
Prudential Jennison Market Neutral Fund (Class Z)*	533,307	4,959,752
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	144,451	6,084,262
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	3,497	212,457
Prudential Jennison Small Company Fund, Inc. (Class Q)	151,500	4,569,228
Prudential Jennison Value Fund (Class Q)	275,576	6,159,132
Prudential Large-Cap Core Equity Fund (Class Z)	659,845	10,696,085
Prudential Mid-Cap Value Fund (Class Q)	259,094	5,578,304
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	58,060	582,924
Prudential Small-Cap Value Fund (Class Z)	227,863	4,566,369
Prudential Strategic Value Fund (Class Z)	655,658	10,313,496
Prudential Total Return Bond Fund (Class Q)	195,757	2,826,735

TOTAL LONG-TERM INVESTMENTS (cost $68,087,060)		100,041,980

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $932,313)	932,313	932,313

TOTAL INVESTMENTS — 100.1% (cost $69,019,373)(a)(b)		100,974,293
Liabilities in excess of other assets — (0.1)%		(77,445)

NET ASSETS — 100.0%		$100,896,848

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$71,431,481

Appreciation	29,754,636
Depreciation	(211,824)

Net Unrealized Appreciation	$29,542,812

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$100,041,980	$—	$—
Affiliated Money Market Mutual Fund	932,313	—	—

Total	$100,974,293	$—	$—

Prudential Jennison Growth Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 4.8%
Boeing Co. (The)	386,072	$49,119,941
Precision Castparts Corp.	184,335	46,526,154
United Technologies Corp.	295,327	34,095,502

		129,741,597

Automobiles — 1.2%
Tesla Motors, Inc.*(a)	135,719	32,580,703

Biotechnology — 9.4%
Alexion Pharmaceuticals, Inc.*	271,498	42,421,562
Biogen Idec, Inc.*	218,988	69,049,106
Celgene Corp.*	521,202	44,760,828
Gilead Sciences, Inc.*	500,068	41,460,638
Incyte Corp. Ltd.*(a)	196,797	11,107,223
Intercept Pharmaceuticals, Inc.*(a)	36,163	8,557,251
Vertex Pharmaceuticals, Inc.*	357,178	33,817,613

		251,174,221

Capital Markets — 1.0%
Morgan Stanley	809,465	26,170,003

Chemicals — 2.1%
Monsanto Co.	443,283	55,295,121

Communications Equipment — 1.0%
QUALCOMM, Inc.	333,331	26,399,815

Energy Equipment & Services — 2.6%
Schlumberger Ltd.	583,431	68,815,687

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	364,862	42,017,508
Whole Foods Market, Inc.	120,720	4,663,414

		46,680,922

Food Products — 1.7%
Mead Johnson Nutrition Co.	227,245	21,172,417
Mondelez International, Inc. (Class A Stock)	680,567	25,596,125

		46,768,542

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,042,276	42,629,088

Hotels, Restaurants & Leisure — 5.7%
Chipotle Mexican Grill, Inc.*	55,316	32,775,283
Dunkin’ Brands Group, Inc.(a)	478,199	21,906,296
Las Vegas Sands Corp.	337,538	25,727,146
Marriott International, Inc. (Class A Stock)(a)	500,100	32,056,410
Starbucks Corp.	519,896	40,229,553

		152,694,688

Internet & Catalog Retail — 7.5%
Amazon.com, Inc.*	232,351	75,462,958
Netflix, Inc.*	89,178	39,291,827
Priceline Group, Inc. (The)*	53,430	64,276,290
TripAdvisor, Inc.*(a)	204,939	22,268,671

		201,299,746

Internet Software & Services — 9.2%
Facebook, Inc. (Class A Stock)*	1,139,743	76,693,306
Google, Inc. (Class A Stock)*	89,847	52,530,846
Google, Inc. (Class C Stock)*	91,986	52,917,706
LinkedIn Corp. (Class A Stock)*	236,073	40,479,437
Pandora Media, Inc.*(a)	296,511	8,747,075
Twitter, Inc.*(a)	383,078	15,694,706

		247,063,076

IT Services — 6.3%
FleetCor Technologies, Inc.*	138,809	18,295,026
MasterCard, Inc. (Class A Stock)	1,231,921	90,509,236
Visa, Inc. (Class A Stock)(a)	286,480	60,364,201

		169,168,463

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*(a)	276,445	49,356,490

Media — 4.0%
Discovery Communications, Inc. (Class A Stock)*	276,128	20,510,788
Twenty-First Century Fox, Inc. (Class A Stock)	876,101	30,794,950
Walt Disney Co. (The)	636,558	54,578,483

		105,884,221

Oil, Gas & Consumable Fuels — 3.0%
Concho Resources, Inc.*	282,698	40,849,861
EOG Resources, Inc.	335,231	39,175,095

		80,024,956

Pharmaceuticals — 6.4%
Allergan, Inc.	157,650	26,677,533
Bristol-Myers Squibb Co.	791,608	38,400,904
Merck & Co., Inc.	631,457	36,529,787
Novo Nordisk A/S (Denmark), ADR	1,111,387	51,334,966
Perrigo Co. PLC	132,681	19,339,583

		172,282,773

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	368,046	33,116,779

Road & Rail — 2.9%
Canadian Pacific Railway Ltd. (Canada)	216,148	39,153,049
Union Pacific Corp.	387,336	38,636,766

		77,789,815

Semiconductors & Semiconductor Equipment — 0.6%
ARM Holdings PLC (United Kingdom), ADR	334,217	15,119,977

Software — 7.9%
Adobe Systems, Inc.*	467,492	33,827,721
FireEye, Inc.*(a)	259,888	10,538,458
Red Hat, Inc.*	672,944	37,193,615
salesforce.com, inc.*(a)	845,747	49,120,986
Splunk, Inc.*	395,303	21,872,115
VMware, Inc. (Class A Stock)*(a)	342,312	33,139,225
Workday, Inc. (Class A Stock)*(a)	297,661	26,747,817

		212,439,937

Specialty Retail — 5.0%
Inditex SA (Spain)	301,260	46,365,392
O’Reilly Automotive, Inc.*(a)	137,160	20,656,296
Tiffany & Co.	266,338	26,700,384
TJX Cos., Inc. (The)	773,168	41,093,879

		134,815,951

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	1,172,831	108,991,185

Textiles, Apparel & Luxury Goods — 6.4%
Luxottica Group SpA (Italy)	469,669	27,196,528
Michael Kors Holdings Ltd.*	364,139	32,280,922
NIKE, Inc. (Class B Stock)	689,773	53,491,896
Swatch Group AG (The) (Switzerland) (Bearer Shares)	41,418	24,973,696
Under Armour, Inc. (Class A Stock)*(a)	573,225	34,101,155

		172,044,197

TOTAL LONG-TERM INVESTMENTS (cost $1,491,944,047)		2,658,347,953

SHORT-TERM INVESTMENT — 13.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $348,405,165; includes $328,082,678 of cash collateral for securities on loan)(b)(c)	348,405,165	348,405,165

TOTAL INVESTMENTS — 112.1% (cost $1,840,349,212)(d)		3,006,753,118
Liabilities in excess of other assets — (12.1)%		(324,553,760)

NET ASSETS — 100.0%		$2,682,199,358

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $322,687,908; cash collateral of $328,082,678 (included with liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,848,708,854

Appreciation	1,174,135,000
Depreciation	(16,090,736)

Net Unrealized Appreciation	$1,158,044,264

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$129,741,597	$—	$—
Automobiles	32,580,703	—	—

Biotechnology	251,174,221	—	—
Capital Markets	26,170,003	—	—
Chemicals	55,295,121	—	—
Communications Equipment	26,399,815	—	—
Energy Equipment & Services	68,815,687	—	—
Food & Staples Retailing	46,680,922	—	—
Food Products	46,768,542	—	—
Health Care Equipment & Supplies	42,629,088	—	—
Hotels, Restaurants & Leisure	152,694,688	—	—
Internet & Catalog Retail	201,299,746	—	—
Internet Software & Services	247,063,076	—	—
IT Services	169,168,463	—	—
Life Sciences Tools & Services	49,356,490	—	—
Media	105,884,221	—	—
Oil, Gas & Consumable Fuels	80,024,956	—	—
Pharmaceuticals	172,282,773	—	—
Real Estate Investment Trusts (REITs)	33,116,779	—	—
Road & Rail	77,789,815	—	—
Semiconductors & Semiconductor Equipment	15,119,977	—	—
Software	212,439,937	—	—
Specialty Retail	88,450,559	46,365,392	—
Technology Hardware, Storage & Peripherals	108,991,185	—	—
Textiles, Apparel & Luxury Goods	119,873,973	52,170,224	—
Affiliated Money Market Mutual Fund	348,405,165	—	—

Total	$2,908,217,502	$98,535,616	$—

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Aerospace & Defense — 2.8%
Boeing Co. (The)	50,420	$6,414,937
United Technologies Corp.	83,312	9,618,370

		16,033,307

Air Freight & Logistics — 1.1%
FedEx Corp.	42,649	6,456,206

Airlines — 0.7%
Delta Air Lines, Inc.	101,181	3,917,728

Auto Components — 1.0%
Lear Corp.	63,548	5,676,107

Banks — 7.5%
JPMorgan Chase & Co.	151,949	8,755,301
PNC Financial Services Group, Inc. (The)	123,462	10,994,291
Voya Financial, Inc.	193,244	7,022,487
Wells Fargo & Co.	189,195	9,944,089
Zions Bancorporation	224,274	6,609,355

		43,325,523

Biotechnology — 0.6%
Vertex Pharmaceuticals, Inc.*	34,635	3,279,242

Capital Markets — 2.9%
Evercore Partners, Inc. (Class A Stock)	120,336	6,936,167
Goldman Sachs Group, Inc. (The)	57,359	9,604,191

		16,540,358

Chemicals — 2.7%
Monsanto Co.	68,560	8,552,175
Potash Corp. of Saskatchewan, Inc. (Canada)	187,567	7,120,043

		15,672,218

Commercial Services & Supplies — 2.0%
ADT Corp. (The)(a)	173,345	6,056,674
Brink’s Co. (The)	191,306	5,398,656

		11,455,330

Communications Equipment — 3.4%
Brocade Communications Systems, Inc.	745,883	6,862,124
Juniper Networks, Inc.*	315,413	7,740,235
Polycom, Inc.*	416,076	5,213,432

		19,815,791

Diversified Telecommunication Services — 1.4%
Vivendi SA (France)	324,595	7,943,348

Electric Utilities — 1.2%
PPL Corp.	198,756	7,061,801

Electronic Equipment, Instruments & Components — 1.2%
Benchmark Electronics, Inc.*	273,713	6,974,207

Energy Equipment & Services — 4.6%
Cameron International Corp.*	94,826	6,420,668
Schlumberger Ltd.	90,663	10,693,701
Superior Energy Services, Inc.	265,704	9,602,543

		26,716,912

Food & Staples Retailing — 0.8%
CVS Caremark Corp.	64,043	4,826,921

Food Products — 3.7%
Bunge Ltd.	48,782	3,689,870
Diamond Foods, Inc.*(a)	280,313	7,904,827
Mondelez International, Inc. (Class A Stock)	262,138	9,859,010

		21,453,707

Health Care Equipment & Supplies — 1.1%
Hologic, Inc.*(a)	259,009	6,565,878

Health Care Providers & Services — 2.4%
Express Scripts Holding Co.*	109,004	7,557,248
Universal Health Services, Inc. (Class B Stock)	66,128	6,332,417

		13,889,665

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	331,529	5,321,040

Hotels, Restaurants & Leisure — 8.2%
Accor SA (France)	104,989	5,456,858
Carnival Corp.	247,203	9,307,193
Hyatt Hotels Corp. (Class A Stock)*	123,244	7,515,419
International Game Technology	449,768	7,155,809
Pinnacle Entertainment, Inc.*(a)	351,748	8,857,015
Wendy’s Co. (The)	1,063,954	9,075,528

		47,367,822

Independent Power & Renewable Electricity Producers — 0.9%
Calpine Corp.*	217,902	5,188,247

Independent Power Producers & Energy Traders — 0.8%
NRG Energy, Inc.	121,761	4,529,509

Industrial Conglomerates — 1.0%
Siemens AG (Germany)	43,350	5,723,680

Insurance — 2.9%
MetLife, Inc.	193,173	10,732,692
Symetra Financial Corp.	264,278	6,009,682

		16,742,374

Internet Software & Services — 1.4%
Google, Inc. (Class A Stock) *	6,898	4,033,054
Google, Inc. (Class C Stock)*	6,898	3,968,281

		8,001,335

Machinery — 1.7%
Joy Global, Inc.(a)	64,879	3,995,249
Terex Corp.(a)	144,611	5,943,512

		9,938,761

Media — 6.5%
Comcast Corp. (Special Class A Stock)	142,160	7,581,393
Live Nation Entertainment, Inc.*	382,746	9,449,999
Markit Ltd*	112,089	3,024,161
Nine Entertainment Co. Holdings Ltd., 144A (Australia)*	2,419,230	4,920,746
Thomson Reuters Corp. (Canada)(a)	151,470	5,507,449
Twenty-First Century Fox, Inc. (Class A Stock)	194,160	6,824,724

		37,308,472

Metals & Mining — 1.2%
Constellium NV (Netherlands) (Class A Stock)*	222,891	7,145,885

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	78,144	8,554,424
Cobalt International Energy, Inc.*	275,492	5,055,278
CONSOL Energy, Inc.	244,922	11,283,557

EOG Resources, Inc.	63,433	7,412,780
Laredo Petroleum, Inc.*(a)	217,581	6,740,659
Rice Energy, Inc.*	146,743	4,468,324
Suncor Energy, Inc. (Canada)	178,342	7,602,720

		51,117,742

Pharmaceuticals — 4.6%
Impax Laboratories, Inc.*	304,026	9,117,740
Merck & Co., Inc.	186,638	10,797,008
Pfizer, Inc.	223,602	6,636,507

		26,551,255

Semiconductors & Semiconductor Equipment — 3.9%
Altera Corp.	167,659	5,827,827
International Rectifier Corp.*	166,265	4,638,794
Maxim Integrated Products, Inc.	163,052	5,512,788
Xilinx, Inc.	137,985	6,528,070

		22,507,479

Software — 7.5%
Activision Blizzard, Inc.	214,475	4,782,793
Cadence Design Systems, Inc.*(a)	464,822	8,129,737
Fortinet, Inc.*	278,209	6,991,392
Guidewire Software, Inc.*	114,265	4,646,015
Microsoft Corp.	221,299	9,228,168
Rovi Corp.*	395,625	9,479,175

		43,257,280

Specialty Retail — 0.6%
GameStop Corp. (Class A Stock)	90,607	3,666,865

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	109,207	10,148,607
Diebold, Inc.	257,236	10,333,170

		20,481,777

TOTAL LONG-TERM INVESTMENTS (cost $398,407,908)		552,453,772

SHORT-TERM INVESTMENT — 13.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $75,230,765; includes $47,290,674 of cash collateral for securities on loan)(b)(c)	75,230,765	75,230,765

TOTAL INVESTMENTS — 108.7% (cost $473,638,673)(d)		627,684,537
Liabilities in excess of other assets (8.7)%		(50,074,317)

NET ASSETS — 100.0%		$577,610,220

The following abbreviation is used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,239,942; cash collateral of $47,290,674 (included with liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$475,145,708

Appreciation	153,124,427
Depreciation	(585,598)

Net Unrealized Appreciation	$152,538,829

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,033,307	$—	$—
Air Freight & Logistics	6,456,206	—	—
Airlines	3,917,728	—	—
Auto Components	5,676,107	—	—
Banks	43,325,523	—	—
Biotechnology	3,279,242	—	—
Capital Markets	16,540,358	—	—
Chemicals	15,672,218	—	—
Commercial Services & Supplies	11,455,330	—	—
Communications Equipment	19,815,791	—	—
Diversified Telecommunication Services	—	7,943,348	—
Electric Utilities	7,061,801	—	—
Electronic Equipment, Instruments & Components	6,974,207	—	—
Energy Equipment & Services	26,716,912	—	—
Food & Staples Retailing	4,826,921	—	—
Food Products	21,453,707	—	—
Health Care Equipment & Supplies	6,565,878	—	—
Health Care Providers & Services	13,889,665	—	—
Health Care Technology	5,321,040	—	—
Hotels, Restaurants & Leisure	41,910,964	5,456,858	—
Independent Power & Renewable Electricity Producers	5,188,247	—	—
Independent Power Producers & Energy Traders	4,529,509	—	—
Industrial Conglomerates	—	5,723,680	—
Insurance	16,742,374	—	—
Internet Software & Services	8,001,335	—	—
Machinery	9,938,761	—	—
Media	32,387,726	4,920,746	—
Metals & Mining	7,145,885	—	—
Oil, Gas & Consumable Fuels	51,117,742	—	—
Pharmaceuticals	26,551,255	—	—
Semiconductors & Semiconductor Equipment	22,507,479	—	—
Software	43,257,280	—	—
Specialty Retail	3,666,865	—	—
Technology Hardware, Storage & Peripherals	20,481,777	—	—
Affiliated Money Market Mutual Fund	75,230,765	—	—

Total	$603,639,905	$24,044,632	$—

Prudential Asset Allocation Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 62.6%
Aerospace & Defense — 1.6%
Airbus Group NV (France)	937	$62,824
BAE Systems PLC (United Kingdom)	5,148	38,130
Cobham PLC (United Kingdom)	1,871	9,996
Curtiss-Wright Corp.	1,400	91,784
Ducommun, Inc.*	300	7,839
Finmeccanica SpA (Italy)*	747	7,093
HEICO Corp.	1,275	66,224
Hexcel Corp.*	15,600	638,040
Huntington Ingalls Industries, Inc.	2,500	236,475
Lockheed Martin Corp.	9,900	1,591,227
Meggitt PLC (United Kingdom)	1,240	10,736
Moog, Inc. (Class A Stock)*	400	29,156
Northrop Grumman Corp.	15,300	1,830,339
Precision Castparts Corp.	1,000	252,400
Raytheon Co.	14,900	1,374,525
Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)	2,989	54,611
Safran SA (France)	430	28,150
Singapore Technologies Engineering Ltd. (Singapore)	2,400	7,321
Teledyne Technologies, Inc.*	1,700	165,189
Thales SA (France)	146	8,828
United Technologies Corp.	4,900	565,705
Zodiac Aerospace (France)	265	8,972

		7,085,564

Air Freight & Logistics — 0.2%
Bollore SA (France)	3	1,946
Deutsche Post AG (Germany)	1,478	53,348
Park-Ohio Holdings Corp.	200	11,622
Royal Mail PLC (United Kingdom)*	831	7,092
TNT Express NV (Netherlands)	656	5,935
Toll Holdings Ltd. (Australia)	1,069	5,145
United Parcel Service, Inc. (Class B Stock)	8,300	852,078
Yamato Holdings Co. Ltd. (Japan)	600	12,437

		949,603

Airlines — 0.4%
Alaska Air Group, Inc.	3,000	285,150
ANA Holdings, Inc. (Japan)(a)	1,800	4,248
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	3,738
Deutsche Lufthansa AG (Germany)	366	7,857
easyJet PLC (United Kingdom)	246	5,745
International Consolidated Airlines Group SA (United Kingdom)*	1,508	9,569
Japan Airlines Co. Ltd. (Japan)	50	2,764
Qantas Airways Ltd. (Australia)*	1,762	2,096
Republic Airways Holdings, Inc.*	7,000	75,880
Singapore Airlines Ltd. (Singapore)	1,000	8,322
Southwest Airlines Co.	37,900	1,017,994
Spirit Airlines, Inc.*	3,300	208,692

		1,632,055

Auto Components — 0.5%
Aisin Seiki Co. Ltd. (Japan)	350	13,932
Bridgestone Corp. (Japan)	1,000	35,023
CIE Generale des Etablissements Michelin (France)	303	36,179
Continental AG (Germany)	178	41,156
Dana Holding Corp.	5,800	141,636
Denso Corp. (Japan)	750	35,828
Drew Industries, Inc.	400	20,004

Gentex Corp.	800	23,272
GKN PLC (United Kingdom)	2,602	16,153
Johnson Controls, Inc.	27,400	1,368,082
Koito Manufacturing Co Ltd. (Japan)	200	5,125
NGK Spark Plug Co. Ltd. (Japan)	300	8,470
NHK Spring Co. Ltd. (Japan)	300	2,815
NOK Corp. (Japan)	200	4,021
Nokian Renkaat OYJ (Finland)	171	6,667
Pirelli & C. SpA (Italy)	423	6,781
Shiloh Industries, Inc.*	400	7,384
Stanley Electric Co. Ltd. (Japan)	300	7,827
Sumitomo Rubber Industries Ltd. (Japan)	300	4,336
Tenneco, Inc.*	2,700	177,390
Tower International, Inc.*	1,500	55,260
Toyoda Gosei Co. Ltd. (Japan)	100	2,079
Toyota Industries Corp. (Japan)	300	15,501
Valeo SA (France)	119	15,967

		2,050,888

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	526	66,607
Daihatsu Motor Co. Ltd. (Japan)	300	5,339
Daimler AG (Germany)	1,527	142,644
Fiat SpA (Italy)*	1,358	13,389
Fuji Heavy Industries Ltd. (Japan)	1,000	27,729
Honda Motor Co. Ltd. (Japan)	2,600	90,726
Isuzu Motors Ltd. (Japan)	1,900	12,582
Mazda Motor Corp. (Japan)	4,300	20,180
Mitsubishi Motors Corp. (Japan)	970	10,719
Nissan Motor Co. Ltd. (Japan)	4,000	37,878
Peugeot SA (France)*	625	9,247
Renault SA (France)	306	27,661
Suzuki Motor Corp. (Japan)	600	18,823
Thor Industries, Inc.	9,100	517,517
Toyota Motor Corp. (Japan)	4,300	257,452
Volkswagen AG (Germany)	47	12,122
Winnebago Industries, Inc.*	1,300	32,734
Yamaha Motor Co. Ltd. (Japan)	500	8,610

		1,311,959

Banks — 4.1%
Access National Corp.	300	4,548
Aozora Bank Ltd. (Japan)	2,100	6,904
Australia & New Zealand Banking Group Ltd. (Australia)	4,354	136,910
Banca Monte dei Paschi di Siena SpA (Italy)*	4,981	9,651
Bancfirst Corp.	500	30,950
Banco Bilbao Vizcaya Argentaria SA (Spain)	9,374	119,476
Banco de Sabadell SA (Spain)	5,451	18,606
Banco Espirito Santo SA (Portugal)*	4,022	3,309
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	1,000	29,670
Banco Popolare SC (Italy)*	518	8,521
Banco Popular Espanol SA (Spain)	2,740	18,304
Banco Santander SA (Spain)	18,760	196,028
Bank Hapoalim BM (Israel)	1,837	10,610
Bank Leumi Le-Israel BM (Israel)*	1,944	7,577
Bank of America Corp.	93,845	1,442,398
Bank of East Asia Ltd. (Hong Kong)	2,000	8,292
Bank of Ireland (Ireland)*	34,948	11,793
Bank of Kentucky Financial Corp.	300	10,437
Bank of Kyoto Ltd. (The) (Japan)	500	4,550
Bank of Queensland Ltd. (Australia)	574	6,597
Bank of Yokohama Ltd. (The) (Japan)	1,900	10,942

Bankia SA (Spain)*	6,408	12,423
Barclays PLC (United Kingdom)	24,934	90,829
BBCN Bancorp, Inc.	1,500	23,925
Bendigo and Adelaide Bank Ltd. (Australia)	667	7,674
BNP Paribas SA (France)	1,623	110,297
BOC Hong Kong Holdings Ltd. (China)	6,000	17,382
CaixaBank SA (Spain)	2,816	17,372
Camden National Corp.	500	19,380
Capital Bank Financial Corp.*	1,600	37,776
Cathay General BanCorp	1,300	33,228
Chemical Financial Corp.	1,200	33,696
Chiba Bank Ltd. (The) (Japan)	1,200	8,476
Chugoku Bank Ltd. (The) (Japan)	300	4,614
Citigroup, Inc.	63,970	3,012,987
Citizens & Northern Corp.	700	13,643
Commerzbank AG (Germany)*	1,538	24,105
Commonwealth Bank of Australia (Australia)	2,605	198,679
Community Trust BanCorp, Inc.	1,220	41,748
Credit Agricole SA (France)	1,635	23,084
Customers Bancorp, Inc.*	1,460	29,215
Danske Bank A/S (Denmark)	1,042	29,456
DBS Group Holdings Ltd. (Singapore)	2,700	36,314
DNB ASA (Norway)	1,554	28,394
Eagle BanCorp, Inc.*	890	30,038
Enterprise Financial Services Corp.	1,100	19,866
Erste Group Bank AG (Austria)	410	13,256
Fidelity Southern Corp.	502	6,521
Financial Institutions, Inc.	1,700	39,814
First BanCorp	600	11,010
First BanCorp*	9,000	48,960
First Community Bancshares, Inc.	1,800	25,794
First Financial Corp.	300	9,657
First Interstate Bancsystem, Inc.	2,600	70,668
First Merchants Corp.	2,700	57,078
First Midwest Bancorp, Inc.	1,800	30,654
First NBC Bank Holding Co.*	1,500	50,265
First Niagara Financial Group, Inc.	22,500	196,650
FirstMerit Corp.	5,900	116,525
Fukuoka Financial Group, Inc. (Japan)	1,300	6,279
Fulton Financial Corp.	10,400	128,856
Great Southern BanCorp, Inc.	700	22,435
Gunma Bank Ltd. (The) (Japan)	600	3,550
Hachijuni Bank Ltd. (The) (Japan)	900	5,573
Hang Seng Bank Ltd. (Hong Kong)	1,200	19,595
Hiroshima Bank Ltd. (The) (Japan)	800	3,824
Hokuhoku Financial Group, Inc. (Japan)	1,900	4,053
Horizon BanCorp	650	14,196
HSBC Holdings PLC (United Kingdom)	29,603	300,323
International Bancshares Corp.	2,600	70,200
Intesa Sanpaolo SpA - RSP (Italy)	479	1,272
Intesa Sanpaolo SpA (Italy)	18,482	57,023
Iyo Bank Ltd. (The) (Japan)	400	4,046
Joyo Bank Ltd. (The) (Japan)	1,200	6,401
JPMorgan Chase & Co.	41,530	2,392,959
KBC Groep NV (Belgium)*	394	21,434
KeyCorp	72,500	1,038,925
Lloyds Banking Group PLC (United Kingdom)*	87,786	111,582
MainSource Financial Group, Inc.	2,900	50,025
MidWestone Financial Group, Inc.	400	9,596
Mitsubishi UFJ Financial Group, Inc. (Japan)	20,400	125,230

Mizrahi Tefahot Bank Ltd. (Israel)	180	2,327
Mizuho Financial Group, Inc. (Japan)	37,260	76,588
National Australia Bank Ltd. (Australia)	3,727	115,197
National Penn Bancshares, Inc.	1,000	10,580
Natixis (France)	1,589	10,198
Nordea Bank AB (Sweden)	4,895	69,009
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,154	31,862
Pacific Premier Bancorp, Inc.*	600	8,454
Peoples BanCorp, Inc.	1,000	26,450
PNC Financial Services Group, Inc. (The)	7,500	667,875
Popular, Inc. (Puerto Rico)*	3,500	119,630
Preferred Bank*	600	14,184
PrivateBanCorp, Inc.	2,500	72,650
Raiffeisen Bank International AG (Austria)	186	5,930
Regions Financial Corp.	28,900	306,918
Renasant Corp.	400	11,628
Resona Holdings, Inc. (Japan)	3,500	20,396
Royal Bank of Scotland Group PLC (United Kingdom)*	3,552	19,963
S&T Bancorp, Inc.	600	14,910
Sandy Spring BanCorp, Inc.	600	14,946
Seven Bank Ltd. (Japan)	1,200	4,907
Shinsei Bank Ltd. (Japan)	2,600	5,856
Shizuoka Bank Ltd. (The) (Japan)	900	9,735
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,415	32,235
Societe Generale SA (France)	1,141	59,837
Standard Chartered PLC (United Kingdom)	3,796	77,590
Stock Yards Bancorp, Inc.	600	17,940
Suffolk Bancorp*	100	2,231
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,067	86,725
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,280	24,132
Suruga Bank Ltd. (Japan)	300	5,827
Susquehanna Bancshares, Inc.	11,100	117,216
Svenska Handelsbanken AB (Sweden) (Class A Stock)	793	38,777
Swedbank AB (Sweden) (Class A Stock)	1,440	38,141
UniCredit SpA (Italy)	7,017	58,672
Unione di Banche Italiane SCPA (Italy)	1,329	11,484
United Overseas Bank Ltd. (Singapore)	2,152	38,914
Univest Corp. of Pennsylvania	1,000	20,700
Webster Financial Corp.	700	22,078
Wells Fargo & Co.	77,841	4,091,323
WesBanco, Inc.	1,700	52,768
West Bancorporation, Inc.	800	12,184
Western Alliance Bancorp*	800	19,040
Westpac Banking Corp. (Australia)	5,031	160,922
Wilshire Bancorp, Inc.	1,200	12,324
Yamaguchi Financial Group, Inc. (Japan)	500	5,273

		17,721,429

Beverages — 1.6%
Anheuser-Busch InBev NV (Belgium)	1,291	148,336
Asahi Group Holdings Ltd. (Japan)	650	20,412
Carlsberg A/S (Denmark) (Class B Stock)	170	18,310
Coca-Cola Amatil Ltd. (Australia)	905	8,081
Coca-Cola Bottling Co. Consolidated	300	22,101
Coca-Cola Co. (The)	13,740	582,026
Coca-Cola Enterprises, Inc.	27,900	1,333,062
Coca-Cola HBC AG (Switzerland)*	308	7,071
Diageo PLC (United Kingdom)	3,984	126,886
Heineken Holding NV (Netherlands)	156	10,252
Heineken NV (Netherlands)	366	26,271
Kirin Holdings Co. Ltd. (Japan)	1,400	20,214
Monster Beverage Corp.*	18,200	1,292,746

National Beverage Corp.*	1,500	28,380
PepsiCo, Inc.	34,200	3,055,428
Pernod-Ricard SA (France)	337	40,481
Remy Cointreau SA (France)	40	3,680
SABMiller PLC (United Kingdom)	1,527	88,497
Treasury Wine Estates Ltd. (Australia)	1,004	4,741

		6,836,975

Biotechnology — 1.9%
Acorda Therapeutics, Inc.*	3,500	117,985
Actelion Ltd. (Switzerland)	182	23,036
Aegerion Pharmaceuticals, Inc.*	3,000	96,270
Alexion Pharmaceuticals, Inc.*	7,400	1,156,250
Alnylam Pharmaceuticals, Inc.*	1,200	75,804
Amgen, Inc.	13,900	1,645,343
Biogen Idec, Inc.*	7,100	2,238,701
Celgene Corp.*	12,600	1,082,088
CSL Ltd. (Australia)	782	49,088
Genomic Health, Inc.*	2,000	54,800
Gilead Sciences, Inc.*	14,400	1,193,904
Grifols SA (Spain)	231	12,622
ImmunoGen, Inc.*	8,800	104,280
InterMune, Inc.*	900	39,735
Isis Pharmaceuticals, Inc.*	2,100	72,345
Ligand Pharmaceuticals, Inc.*	2,200	137,038
MacroGenics, Inc.*	300	6,519
PDL BioPharma, Inc.	2,200	21,296
Prothena Corp. PLC (Ireland)*	3,300	74,415
Regulus Therapeutics, Inc.*	3,700	29,748
Repligen Corp.*	900	20,511
Targacept, Inc.*	1,600	7,216

		8,258,994

Building Products — 0.1%
AAON, Inc.	2,450	82,124
American Woodmark Corp.*	500	15,935
AO Smith Corp.	4,200	208,236
Asahi Glass Co. Ltd. (Japan)	1,600	9,433
Assa Abloy AB (Sweden) (Class B Stock)	531	27,010
Cie de Saint-Gobain (France)	663	37,408
Daikin Industries Ltd. (Japan)	350	22,089
Geberit AG (Switzerland)	62	21,749
LIXIL Group Corp. (Japan)	500	13,533
Patrick Industries, Inc.*	1,700	79,203
TOTO Ltd. (Japan)	500	6,743
Universal Forest Products, Inc.	2,200	106,194

		629,657

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	1,507	10,357
Aberdeen Asset Management PLC (United Kingdom)	1,531	11,882
Ameriprise Financial, Inc.	7,200	864,000
BGC Partners, Inc. (Class A Stock)	16,400	122,016
BlackRock, Inc.	5,100	1,629,960
Capital Southwest Corp.	200	7,202
Credit Suisse Group AG (Switzerland)	2,353	66,918
Daiwa Securities Group, Inc. (Japan)	2,800	24,260
Deutsche Bank AG (Germany)	2,142	75,281
Fifth Street Finance Corp.	1,500	14,745
GAMCO Investors, Inc. (Class A Stock)	800	66,440
Goldman Sachs Group, Inc. (The)	12,715	2,129,000

Hargreaves Lansdown PLC (United Kingdom)	339	7,177
HFF, Inc. (Class A Stock)	500	18,595
ICAP PLC (United Kingdom)	890	5,782
Investec PLC (United Kingdom)	878	8,089
Investment Technology Group, Inc.*	400	6,752
Janus Capital Group, Inc.	5,200	64,896
Julius Baer Group Ltd. (Switzerland)	357	14,708
KCG Holdings, Inc. (Class A Stock)*	9,800	116,424
Macquarie Group Ltd. (Australia)	478	26,889
Mediobanca SpA (Italy)*	757	7,538
New Mountain Finance Corp.	3,000	44,580
Nomura Holdings, Inc. (Japan)	5,800	41,083
Oppenheimer Holdings, Inc. (Class A Stock)	200	4,798
Partners Group Holding AG (Switzerland)	33	9,015
PennantPark Investment Corp.	1,400	16,044
Piper Jaffray Cos.*	1,900	98,363
Raymond James Financial, Inc.	4,400	223,212
SBI Holdings, Inc. (Japan)	340	4,167
Schroders PLC (United Kingdom)	178	7,628
T. Rowe Price Group, Inc.	11,800	996,038
UBS AG (Switzerland)	5,795	106,248
Virtus Investment Partners, Inc.*	100	21,175
Waddell & Reed Financial, Inc. (Class A Stock)	3,700	231,583
Westwood Holdings Group, Inc.	100	6,004

		7,108,849

Chemicals — 1.6%
A. Schulman, Inc.	3,200	123,840
Air Liquide SA (France)	544	73,510
Air Water, Inc. (Japan)	300	4,802
Akzo Nobel NV (Netherlands)	390	29,242
Arkema SA (France)	96	9,328
Asahi Kasei Corp. (Japan)	2,000	15,311
BASF SE (Germany)	1,459	169,716
Croda International PLC (United Kingdom)	210	7,909
Cytec Industries, Inc.	4,400	463,848
Daicel Corp. (Japan)	500	4,781
Dow Chemical Co. (The)	32,600	1,677,596
EMS-Chemie Holding AG (Switzerland)	13	5,188
FutureFuel Corp.	2,500	41,475
Givaudan SA (Switzerland)	15	24,989
Hawkins, Inc.	200	7,428
Hitachi Chemical Co. Ltd. (Japan)	200	3,311
Incitec Pivot Ltd. (Australia)	2,648	7,240
International Flavors & Fragrances, Inc.	1,200	125,136
Israel Chemicals Ltd. (Israel)	712	6,100
Israel Corp. Ltd. (The) (Israel)*	4	2,276
Johnson Matthey PLC (United Kingdom)	317	16,809
JSR Corp. (Japan)	300	5,150
K+S AG (Germany)	267	8,768
Kaneka Corp. (Japan)	500	3,131
Kansai Paint Co. Ltd. (Japan)	400	6,686
Koninklijke DSM NV (Netherlands)	250	18,193
Koppers Holdings, Inc.	2,100	80,325
Kuraray Co. Ltd. (Japan)	600	7,610
Lanxess AG (Germany)	129	8,701
Linde AG (Germany)	294	62,474
LyondellBasell Industries NV (Netherlands) (Class A Stock)	19,300	1,884,645
Mitsubishi Chemical Holdings Corp. (Japan)	2,400	10,644
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	3,842
Mitsui Chemicals, Inc. (Japan)	1,300	3,557
Nitto Denko Corp. (Japan)	300	14,052

Novozymes A/S (Denmark)	359	18,006
Olin Corp.	500	13,460
Orica Ltd. (Australia)	580	10,653
Quaker Chemical Corp.	100	7,679
Shin-Etsu Chemical Co. Ltd. (Japan)	600	36,485
Sika AG (Switzerland)	3	12,257
Solvay SA (Belgium)	92	15,834
Stepan Co.	840	44,402
Sumitomo Chemical Co. Ltd. (Japan)	2,300	8,694
Syngenta AG (Switzerland)	148	54,678
Taiyo Nippon Sanso Corp. (Japan)	400	3,544
Teijin Ltd. (Japan)	1,500	3,765
Toray Industries, Inc. (Japan)	2,300	15,134
Trecora Resources*	1,300	15,392
Tredegar Corp.	1,700	39,797
Umicore SA (Belgium)	177	8,236
Westlake Chemical Corp.	18,400	1,541,184
Yara International ASA (Norway)	294	14,729

		6,801,542

Commercial Services & Supplies — 0.2%
Aggreko PLC (United Kingdom)	395	11,152
Babcock International Group PLC (United Kingdom)	800	15,901
Brady Corp. (Class A Stock)	2,800	83,636
Brambles Ltd. (Australia)	2,476	21,452
Dai Nippon Printing Co. Ltd. (Japan)	900	9,403
Deluxe Corp.	2,800	164,024
Edenred (France)	320	9,704
G4S PLC (United Kingdom)	2,467	10,770
Performant Financial Corp.*	6,800	68,680
Secom Co. Ltd. (Japan)	300	18,314
Securitas AB (Sweden) (Class B Stock)	486	5,763
Societe BIC SA (France)	45	6,158
Steelcase, Inc. (Class A Stock)	4,500	68,085
Toppan Printing Co. Ltd. (Japan)	900	6,959
UniFirst Corp.	1,000	106,000
Viad Corp.	1,300	30,992
West Corp.	3,200	85,760

		722,753

Communications Equipment — 1.4%
Alcatel-Lucent (France)*	4,381	15,750
Aruba Networks, Inc.*	3,200	56,064
Cisco Systems, Inc.	93,166	2,315,175
Harmonic, Inc.*	7,900	58,934
Harris Corp.	5,500	416,625
Ixia*	3,200	36,576
Plantronics, Inc.	2,700	129,735
QUALCOMM, Inc.	37,000	2,930,400
ShoreTel, Inc.*	6,200	40,424
Sonus Networks, Inc.*	15,400	55,286
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,838	58,447
Ubiquiti Networks, Inc.*	400	18,076

		6,131,492

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	279	12,770
Argan, Inc.	300	11,187
Bouygues SA (France)	311	12,941
Chiyoda Corp. (Japan)	300	3,636
Ferrovial SA (Spain)	625	13,926

Hochtief AG (Germany)	48	4,154
JGC Corp. (Japan)	300	9,126
Kajima Corp. (Japan)	1,300	5,750
Koninklijke Boskalis Westminster NV (Netherlands)	151	8,659
Leighton Holdings Ltd. (Australia)(a)	169	3,138
MYR Group, Inc.*	1,200	30,396
Obayashi Corp. (Japan)	1,000	7,142
OCI NV (Netherlands)*	144	5,620
Primoris Services Corp.	200	5,768
Quanta Services, Inc.*	14,000	484,120
Shimizu Corp. (Japan)	1,000	7,087
Skanska AB (Sweden) (Class B Stock)	664	15,158
Taisei Corp. (Japan)	1,500	8,313
Vinci SA (France)	788	58,910

		707,801

Construction Materials
Boral Ltd. (Australia)	1,235	6,110
CRH PLC (Ireland)	1,159	29,690
Fletcher Building Ltd. (New Zealand)	1,071	8,256
HeidelbergCement AG (Germany)	224	19,087
Holcim Ltd. (Switzerland)	364	31,973
Imerys SA (France)	53	4,470
James Hardie Industries PLC (Ireland)	681	8,884
Lafarge SA (France)	297	25,827
Taiheiyo Cement Corp. (Japan)	2,000	8,064
United States Lime & Minerals, Inc.	300	19,440

		161,801

Consumer Finance — 0.5%
Acom Co. Ltd. (Japan)*	1,000	4,763
AEON Financial Service Co. Ltd. (Japan)	100	2,615
Capital One Financial Corp.	4,100	338,660
Credit Acceptance Corp.*	840	103,404
Credit Saison Co. Ltd. (Japan)	300	6,246
Discover Financial Services	23,000	1,425,540
Ezcorp., Inc. (Class A Stock)*	3,200	36,960
Nelnet, Inc. (Class A Stock)	2,400	99,432

		2,017,620

Containers & Packaging
Amcor Ltd. (Australia)	1,866	18,353
Graphic Packaging Holding Co.*	7,100	83,070
Rexam PLC (United Kingdom)	1,088	9,958
Toyo Seikan Group Holdings Ltd. (Japan)	300	4,612
UFP Technologies, Inc.*	400	9,636

		125,629

Distributors
Core-Mark Holding Co, Inc.	600	27,378
Jardine Cycle & Carriage Ltd. (Singapore)	200	7,108

		34,486

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	150	6,506
Grand Canyon Education, Inc.*	2,900	133,313
Strayer Education, Inc.*	1,500	78,765

		218,584

Diversified Financial Services — 0.6%
ASX Ltd. (Australia)	308	10,355
Berkshire Hathaway, Inc. (Class B Stock)*	15,100	1,911,056
CBOE Holdings, Inc.	10,200	501,942

Deutsche Boerse AG (Germany)	307	23,803
Eurazeo (France)	50	4,161
Exor SpA (Italy)	155	6,358
First Pacific Co. Ltd. (Hong Kong)	4,000	4,465
Groupe Bruxelles Lambert SA (Belgium)	125	12,992
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	1,800	33,556
Industrivarden AB (Sweden) (Class C Stock)	183	3,612
ING Groep NV-CVA (Netherlands)*	6,061	85,051
Interactive Brokers Group, Inc. (Class A Stock)	4,100	95,489
Investment AB Kinnevik (Sweden)	355	15,126
Investor AB (Sweden) (Class B Stock)	724	27,129
London Stock Exchange Group PLC (United Kingdom)	280	9,613
Marlin Business Services Corp.	900	16,371
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	5,173
ORIX Corp. (Japan)	1,990	32,996
Pargesa Holding SA (Switzerland)	58	5,206
Rescap Liquidating Trust	2	31
Singapore Exchange Ltd. (Singapore)	1,300	7,251
Wendel SA (France)	51	7,307

		2,819,043

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	52,310	1,849,682
Atlantic Tele-Network, Inc.	1,400	81,200
Belgacom SA (Belgium)	236	7,834
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	2,949	5,519
BT Group PLC (United Kingdom) (Class A Stock)	12,766	83,886
Deutsche Telekom AG (Germany)	4,842	84,924
Elisa OYJ (Finland)	215	6,577
HKT Trust and HKT Ltd. (Hong Kong)	4,000	4,713
IDT Corp. (Class B Stock)	500	8,710
Iliad SA (France)	41	12,393
Inmarsat PLC (United Kingdom)	715	9,139
Inteliquent, Inc.	6,600	91,542
Intelsat SA*	2,500	47,100
Koninklijke KPN NV (Netherlands)*	5,091	18,562
Level 3 Communications, Inc.*	3,400	149,294
Nippon Telegraph & Telephone Corp. (Japan)	650	40,513
Orange SA (France)	2,948	46,644
PCCW Ltd. (Hong Kong)	6,200	3,696
Premiere Global Services, Inc.*	2,800	37,380
Singapore Telecommunications Ltd. (Singapore)	12,700	39,252
Swisscom AG (Switzerland)	37	21,492
TDC A/S (Denmark)	1,280	13,241
Telecom Corp. of New Zealand Ltd. (New Zealand)	2,896	6,795
Telecom Italia SpA (Italy)*	15,997	20,247
Telecom Italia SpA-RSP (Italy)	9,349	9,248
Telefonica Deutschland Holding AG (Germany)	446	3,687
Telefonica SA (Spain)	6,592	113,171
Telekom Austria AG (Austria)	322	3,150
Telenor ASA (Norway)	1,116	25,410
TeliaSonera AB (Sweden)	3,786	27,645
Telstra Corp. Ltd. (Australia)	6,923	34,011
TPG Telecom Ltd. (Australia)	142	738
Verizon Communications, Inc.	52,550	2,571,272
Vivendi SA (France)	1,896	46,398
Ziggo NV (Netherlands)	257	11,885

		5,536,950

Electric Utilities — 0.9%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,000	6,908
Chubu Electric Power Co., Inc. (Japan)*	1,000	12,419
Chugoku Electric Power Co., Inc. (The) (Japan)	500	6,813
CLP Holdings Ltd. (Hong Kong)	2,800	23,002
Contact Energy Ltd. (New Zealand)	574	2,666
Duke Energy Corp.	21,300	1,580,247
EDP - Energias de Portugal SA (Portugal)	3,191	16,011
Electricite de France SA (France)	375	11,808
Empire District Electric Co. (The)	2,500	64,200
Enel SpA (Italy)	10,864	63,192
Entergy Corp.	15,700	1,288,813
Fortum OYJ (Finland)	689	18,501
Hokuriku Electric Power Co. (Japan)	300	3,977
Iberdrola SA (Spain)	7,762	59,376
IDACORP., Inc.	1,700	98,311
Kansai Electric Power Co., Inc. (The) (Japan)*	1,100	10,369
Kyushu Electric Power Co., Inc. (Japan)*	700	7,881
MGE Energy, Inc.	1,300	51,363
Portland General Electric Co.	1,400	48,538
Power Assets Holdings Ltd. (Hong Kong)	2,000	17,506
PPL Corp.	11,200	397,936
Red Electrica Corp. SA (Spain)	168	15,357
Shikoku Electric Power Co., Inc. (Japan)*	300	4,183
SP AusNet (Australia)	2,330	2,913
SSE PLC (United Kingdom)	1,563	41,871
Terna Rete Elettrica Nazionale SpA (Italy)	2,338	12,319
Tohoku Electric Power Co., Inc. (Japan)	700	8,192
Tokyo Electric Power Co., Inc. (Japan)*	2,300	9,560

		3,884,232

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	3,496	80,444
Acuity Brands, Inc.	1,040	143,780
Alstom SA (France)	335	12,166
AMETEK, Inc.	8,400	439,152
Emerson Electric Co.	26,100	1,731,996
Encore Wire Corp.	700	34,328
EnerSys, Inc.	2,200	151,338
Franklin Electric Co, Inc.	100	4,033
Fuji Electric Co. Ltd. (Japan)	1,000	4,745
Legrand SA (France)	421	25,782
Mitsubishi Electric Corp. (Japan)	3,100	38,294
Nidec Corp. (Japan)	400	24,600
OSRAM Licht AG (Germany)*	127	6,396
Powell Industries, Inc.	900	58,842
Prysmian SpA (Italy)	293	6,617
Schneider Electric SA (France)	881	83,072
Sumitomo Electric Industries Ltd. (Japan)	1,200	16,893
Thermon Group Holdings, Inc.*	1,700	44,744
Vestas Wind Systems A/S (Denmark)*	320	16,147

		2,923,369

Electronic Equipment, Instruments & Components — 0.3%
Agilysys, Inc.*	300	4,224
Benchmark Electronics, Inc.*	3,300	84,084
Citizen Holdings Co. Ltd. (Japan)	400	3,141
CTS Corp.	900	16,830
FUJIFILM Holdings Corp. (Japan)	700	19,537
Hamamatsu Photonics KK (Japan)	150	7,362
Hexagon AB (Sweden) (Class B Stock)	370	11,921
Hirose Electric Co. Ltd. (Japan)	50	7,433
Hitachi High-Technologies Corp. (Japan)	100	2,381
Hitachi Ltd. (Japan)	7,700	56,434

Hoya Corp. (Japan)	700	23,274
Ibiden Co. Ltd. (Japan)	200	4,035
Ingram Micro, Inc. (Class A Stock)*	11,900	347,599
Insight Enterprises, Inc.*	3,900	119,886
Itron, Inc.*	1,500	60,825
Japan Display, Inc. (Japan)*	600	3,688
Keyence Corp. (Japan)	66	28,861
Kyocera Corp. (Japan)	500	23,742
Murata Manufacturing Co. Ltd. (Japan)	350	32,823
Nippon Electric Glass Co. Ltd. (Japan)	600	3,497
Omron Corp. (Japan)	300	12,651
PC Connection, Inc.	1,400	28,952
Plexus Corp.*	700	30,303
Rogers Corp.*	300	19,905
Sanmina Corp.*	3,500	79,730
ScanSource, Inc.*	2,700	102,816
Shimadzu Corp. (Japan)	400	3,670
SYNNEX Corp.*	1,300	94,705
TDK Corp. (Japan)	200	9,390
Yaskawa Electric Corp. (Japan)	400	4,849
Yokogawa Electric Corp. (Japan)	400	5,066

		1,253,614

Energy Equipment & Services — 1.3%
Aker Solutions ASA (Norway)	251	4,356
AMEC PLC (United Kingdom)	473	9,822
Baker Hughes, Inc.	21,500	1,600,675
Bolt Technology Corp.	200	3,670
Bristow Group, Inc.	1,800	145,116
Era Group, Inc.*	800	22,944
Forum Energy Technologies, Inc.*	3,000	109,290
Fugro NV-CVA (Netherlands)	116	6,633
Gulf Island Fabrication, Inc.	200	4,304
Helix Energy Solutions Group, Inc.*	6,200	163,122
Helmerich & Payne, Inc.	7,100	824,381
Matrix Service Co.*	1,700	55,743
Parker Drilling Co.*	2,600	16,952
Petrofac Ltd. (United Kingdom)	402	8,269
Pioneer Energy Services Corp.*	3,100	54,374
RPC, Inc.	4,300	101,007
Saipem SpA (Italy)*	411	11,082
Schlumberger Ltd.	18,500	2,182,075
Seadrill Ltd. (Norway)	597	23,660
Subsea 7 SA (Luxembourg)	419	7,810
Technip SA (France)	162	17,700
Tenaris SA (Luxembourg)	751	17,695
Transocean Ltd.	573	25,744
Unit Corp.*	2,700	185,841
Willbros Group, Inc.*	1,700	20,995
WorleyParsons Ltd. (Australia)	321	5,265

		5,628,525

Food & Staples Retailing — 1.1%
Aeon Co. Ltd. (Japan) (Class A Stock)	1,000	12,306
Andersons, Inc. (The)	1,200	61,896
Carrefour SA (France)	998	36,800
Casino Guichard Perrachon SA (France)	87	11,535
Colruyt SA (Belgium)	121	6,146
CVS Caremark Corp.	5,300	399,461
Delhaize Group SA (Belgium)	178	12,045
Distribuidora Internacional de Alimentacion SA (Spain)	949	8,735

FamilyMart Co. Ltd. (Japan)	100	4,311
J Sainsbury PLC (United Kingdom)	1,893	10,218
Jeronimo Martins SGPS SA (Portugal)	402	6,610
Koninklijke Ahold NV (Netherlands)	1,478	27,714
Kroger Co. (The)	29,300	1,448,299
Lawson, Inc. (Japan)	100	7,506
Metcash Ltd. (Australia)	1,383	3,443
Metro AG (Germany)*	201	8,747
PriceSmart, Inc.	200	17,408
Seven & I Holdings Co. Ltd. (Japan)	1,250	52,687
Tesco PLC (United Kingdom)	12,844	62,424
Village Super Market, Inc. (Class A Stock)	600	14,178
Wal-Mart Stores, Inc.	34,100	2,559,887
Weis Markets, Inc.	400	18,292
Wesfarmers Ltd. (Australia)	1,845	72,806
WM Morrison Supermarkets PLC (United Kingdom)	3,509	11,005
Woolworths Ltd. (Australia)	2,015	66,911

		4,941,370

Food Products — 0.8%
Ajinomoto Co., Inc. (Japan)	1,000	15,673
Archer-Daniels-Midland Co.	16,900	745,459
Aryzta AG (Switzerland)	137	12,974
Associated British Foods PLC (United Kingdom)	566	29,518
Barry Callebaut AG (Switzerland)	4	5,433
Bunge Ltd.	500	37,820
Cal-Maine Foods, Inc.	1,800	133,776
Danone SA (France)	925	68,782
Golden Agri-Resources Ltd. (Singapore)	11,000	4,906
Kerry Group PLC (Ireland) (Class A Stock)	233	17,500
Kikkoman Corp. (Japan)	300	6,253
Lancaster Colony Corp.	400	38,064
Lindt & Spruengli AG (Switzerland)	1	5,090
Meiji Holdings Co. Ltd. (Japan)	100	6,630
Nestle SA (Switzerland)	5,099	395,106
NH Foods Ltd. (Japan)	300	5,857
Nisshin Seifun Group, Inc. (Japan)	550	6,571
Nissin Foods Holdings Co. Ltd. (Japan)	100	5,141
Orkla ASA (Norway)	1,198	10,661
Pilgrim’s Pride Corp.*	6,900	188,784
Sanderson Farms, Inc.	1,700	165,240
Seaboard Corp.*	11	33,223
Tate & Lyle PLC (United Kingdom)	724	8,471
Toyo Suisan Kaisha Ltd. (Japan)	100	3,082
Tyson Foods, Inc. (Class A Stock)	35,200	1,321,408
Unilever NV - CVA (Netherlands)	2,624	114,861
Unilever PLC (United Kingdom)	2,037	92,336
Wilmar International Ltd. (Singapore)	3,000	7,679
Yakult Honsha Co. Ltd. (Japan)	150	7,597
Yamazaki Baking Co. Ltd. (Japan)	200	2,498

		3,496,393

Gas Utilities — 0.3%
AGL Resources, Inc.	22,000	1,210,660
APA Group (Australia)	1,284	8,351
Chesapeake Utilities Corp.	400	28,532
Enagas SA (Spain)	339	10,912
Gas Natural SDG SA (Spain)	542	17,124
Hong Kong & China Gas Co. Ltd. (Hong Kong)	9,945	21,762
New Jersey Resources Corp.	1,400	80,024
Osaka Gas Co. Ltd. (Japan)	3,200	13,446
Snam SpA (Italy)	3,225	19,424

Southwest Gas Corp.	1,500	79,185
Toho Gas Co. Ltd. (Japan)	600	3,295
Tokyo Gas Co. Ltd. (Japan)	3,900	22,781
WGL Holdings, Inc.	200	8,620

		1,524,116

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	49,600	2,028,640
Align Technology, Inc.*	1,400	78,456
Anika Therapeutics, Inc.*	500	23,165
Atrion Corp.	190	61,940
Becton Dickinson and Co.	7,200	851,760
Boston Scientific Corp.*	23,000	293,710
C.R. Bard, Inc.	4,100	586,341
Cantel Medical Corp.	900	32,958
CareFusion Corp.*	1,900	84,265
Cochlear Ltd. (Australia)	88	5,123
Coloplast A/S (Denmark) (Class B Stock)	175	15,835
Cyberonics, Inc.*	200	12,492
Elekta AB (Sweden) (Class B Stock)(a)	568	7,214
Essilor International SA (France)	324	34,336
Getinge AB (Sweden) (Class B Stock)	311	8,144
Globus Medical, Inc.*	4,600	110,032
Greatbatch, Inc.*	200	9,812
Invacare Corp.	3,700	67,969
Masimo Corp.*	3,500	82,600
Merit Medical Systems, Inc.*	600	9,060
Olympus Corp. (Japan)*	400	13,763
Smith & Nephew PLC (United Kingdom)	1,400	24,777
Sonova Holding AG (Switzerland)	85	12,959
STERIS Corp.	2,600	139,048
SurModics, Inc.*	1,400	29,988
Symmetry Medical, Inc.*	2,800	24,808
Sysmex Corp. (Japan)	300	11,280
Terumo Corp. (Japan)	400	8,961
Thoratec Corp.*	1,900	66,234
Vascular Solutions, Inc.*	1,300	28,847
West Pharmaceutical Services, Inc.	3,000	126,540
William Demant Holding A/S (Denmark)*	41	3,723

		4,894,780

Health Care Providers & Services — 1.1%
Aetna, Inc.	8,200	664,856
Alfresa Holdings Corp. (Japan)	100	6,447
Centene Corp.*	700	52,927
Cigna Corp.	11,200	1,030,064
Express Scripts Holding Co.*	17,600	1,220,208
Fresenius Medical Care AG & Co. KGaA (Germany)	342	23,010
Fresenius SE & Co. KGaA (Germany)	199	29,678
Kindred Healthcare, Inc.	1,400	32,340
LHC Group, Inc.*	500	10,685
Medipal Holdings Corp. (Japan)	200	2,836
Miraca Holdings, Inc. (Japan)	100	4,846
Molina Healthcare, Inc.*	100	4,463
National Healthcare Corp.	1,000	56,290
Ramsay Health Care Ltd. (Australia)	231	9,922
Ryman Healthcare Ltd. (New Zealand)	721	5,398
Select Medical Holdings Corp.	8,000	124,800
Sonic Healthcare Ltd. (Australia)	590	9,651
Suzuken Co. Ltd. (Japan)	150	5,588
Team Health Holdings, Inc.*	2,000	99,880

Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	1,700	30,481
UnitedHealth Group, Inc.	600	49,050
WellPoint, Inc.	10,300	1,108,383

		4,581,803

Health Care Technology — 0.3%
Cerner Corp.*	18,600	959,388
MedAssets, Inc.*	300	6,852
Omnicell, Inc.*	4,600	132,066
Quality Systems, Inc.	7,100	113,955

		1,212,261

Hotels, Restaurants & Leisure — 1.3%
Accor SA (France)	255	13,254
Buffalo Wild Wings, Inc.*	330	54,684
Carnival PLC	283	10,675
Compass Group PLC (United Kingdom)	2,893	50,299
Cracker Barrel Old Country Store, Inc.	300	29,871
Crown Ltd. (Australia)	622	8,866
DineEquity, Inc.	900	71,541
Flight Centre Ltd. (Australia)	85	3,562
Galaxy Entertainment Group Ltd. (Hong Kong)	3,500	27,974
Genting Singapore PLC (Singapore)	9,500	10,143
InterContinental Hotels Group PLC (United Kingdom)	421	17,417
Interval Leisure Group, Inc.	2,000	43,880
Jack in the Box, Inc.	2,900	173,536
Marcus Corp.	1,700	31,025
Marriott Vacations Worldwide Corp.*	2,400	140,712
McDonald’s Corp.	23,168	2,333,944
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	2,809
MGM China Holdings Ltd. (Macau)	1,600	5,549
Monarch Casino & Resort, Inc.*	800	12,112
Oriental Land Co. Ltd. (Japan)	100	17,139
Ruth’s Hospitality Group, Inc.	4,200	51,870
Sands China Ltd. (Hong Kong)	3,800	28,681
Shangri-La Asia Ltd. (Hong Kong)	2,000	3,134
SJM Holdings Ltd. (Hong Kong)	3,000	7,515
Sodexo (France)	146	15,710
Tabcorp Holdings Ltd. (Australia)	1,075	3,405
Tatts Group Ltd. (Australia)	2,230	6,875
Texas Roadhouse, Inc.	4,100	106,600
TUI Travel PLC (United Kingdom)	668	4,547
Whitbread PLC (United Kingdom)	310	23,386
William Hill PLC (United Kingdom)	1,338	7,512
Wyndham Worldwide Corp.	17,300	1,309,956
Wynn Macau Ltd. (Macau)	2,500	9,792
Yum! Brands, Inc.	11,000	893,200

		5,531,175

Household Durables — 0.1%
Casio Computer Co. Ltd. (Japan)	400	5,810
CSS Industries, Inc.	600	15,822
Electrolux AB (Sweden) Series B	373	9,413
Helen of Troy Ltd.*	500	30,315
Husqvarna AB (Sweden) (Class B Stock)	644	5,005
La-Z-Boy, Inc. (Class Z Stock)	3,700	85,729
Libbey, Inc.*	1,500	39,960
NACCO Industries, Inc. (Class A Stock)	190	9,614
Nikon Corp. (Japan)	500	7,877
NVR, Inc.*	100	115,060
Panasonic Corp. (Japan)	3,500	42,427
Persimmon PLC (United Kingdom)	470	10,236

Persimmon PLC, B/C Shares (United Kingdom)*	470	563
Rinnai Corp. (Japan)	70	6,758
Sekisui Chemical Co. Ltd. (Japan)	700	8,116
Sekisui House Ltd. (Japan)	900	12,350
Sharp Corp. (Japan)*	2,900	9,311
Sony Corp. (Japan)	1,700	28,408
Techtronic Industries Co. (Hong Kong)	1,000	3,206
Universal Electronics, Inc.*	1,400	68,432
William Lyon Homes (Class A Stock)*	1,000	30,440

		544,852

Household Products — 0.8%
Henkel AG & Co. KGaA (Germany)	206	20,716
Kimberly-Clark Corp.	15,200	1,690,544
Oil-Dri Corp. of America	300	9,171
Procter & Gamble Co. (The)	22,175	1,742,733
Reckitt Benckiser Group PLC (United Kingdom)	1,046	91,206
Svenska Cellulosa AB (Sweden) (Class B Stock)	928	24,169
Unicharm Corp. (Japan)	200	11,924

		3,590,463

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	47,400	737,070
Electric Power Development Co. Ltd. (Japan)	200	6,490
Enel Green Power SpA (Italy)	2,716	7,687

		751,247

Industrial Conglomerates — 1.2%
3M Co.	400	57,296
Carlisle Cos., Inc.	3,900	337,818
General Electric Co.	171,450	4,505,706
Hutchison Whampoa Ltd. (Hong Kong)	3,400	46,500
Keppel Corp. Ltd. (Singapore)	2,300	19,910
Koninklijke Philips NV (Netherlands)	1,601	50,813
NWS Holdings Ltd. (Hong Kong)	2,100	3,896
SembCorp Industries Ltd. (Singapore)	1,500	6,464
Siemens AG (Germany)	1,258	166,099
Smiths Group PLC (United Kingdom)	609	13,495
Toshiba Corp. (Japan)	6,400	29,917

		5,237,914

Insurance — 1.7%
Admiral Group PLC (United Kingdom)	315	8,346
Aegon NV (Netherlands)	2,875	25,080
Aflac, Inc.	23,900	1,487,775
Ageas (Belgium)	367	14,636
AIA Group Ltd. (Hong Kong)	19,100	95,970
Allianz SE (Germany)	738	123,182
American Financial Group, Inc.	14,200	845,752
AMP Ltd. (Australia)	4,789	23,940
Argo Group International Holdings Ltd.	600	30,666
Assicurazioni Generali SpA (Italy)	1,856	40,647
Aviva PLC (United Kingdom)	4,685	40,875
AXA SA (France)	2,854	68,192
Baloise Holding AG (Switzerland)	83	9,773
CNP Assurances (France)	257	5,334
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	1,351	20,134
Delta Lloyd NV (Netherlands)	309	7,845
Direct Line Insurance Group PLC (United Kingdom)	1,785	8,238
Donegal Group, Inc.	500	7,650
EMC Insurance Group, Inc.	200	6,156

FBL Financial Group, Inc. (Class A Stock)	1,200	55,200
Fidelity & Guaranty Life	900	21,546
Friends Life Group Ltd. (Guernsey)	2,187	11,793
Gjensidige Forsikring ASA (Norway)	327	5,864
Global Indemnity PLC (Class A Stock)*	500	12,995
Hannover Rueck SE (Germany)	117	10,536
Horace Mann Educators Corp.	800	25,016
Insurance Australia Group Ltd. (Australia)	3,647	20,088
Kansas City Life Insurance Co.	800	36,384
Legal & General Group PLC (United Kingdom)	9,402	36,221
Mapfre SA (Spain)	1,702	6,782
MS&AD Insurance Group Holdings (Japan)	890	21,510
Muenchener Rueckversicherungs AG (Germany)	285	63,113
National Western Life Insurance Co. (Class A Stock)	90	22,447
Navigators Group, Inc. (The)*	1,200	80,460
NKSJ Holdings, Inc. (Japan)	575	15,494
Old Mutual PLC (United Kingdom)	7,782	26,299
PartnerRe Ltd.	10,800	1,179,468
Prudential PLC (United Kingdom)	4,124	94,486
QBE Insurance Group Ltd. (Australia)	1,937	19,839
RSA Insurance Group PLC (United Kingdom)	1,530	12,432
Safety Insurance Group, Inc.	600	30,828
Sampo OYJ (Finland) (Class A Stock)	711	35,943
SCOR SE (France)	244	8,402
Sony Financial Holdings, Inc. (Japan)	300	5,122
Standard Life PLC (United Kingdom)	3,749	23,984
Suncorp Group Ltd. (Australia)	2,102	26,842
Swiss Life Holding AG (Switzerland)	51	12,089
Swiss Re AG (Switzerland)	587	52,194
Symetra Financial Corp.	4,800	109,152
T&D Holdings, Inc. (Japan)	900	12,241
Third Point Reinsurance Ltd.*	4,200	64,092
Tokio Marine Holdings, Inc. (Japan)	1,100	36,205
Travelers Cos., Inc. (The)	17,900	1,683,853
Tryg A/S (Denmark)	38	3,839
UnipolSai SpA (Italy)	1,422	4,568
Unum Group	19,700	684,772
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	83	4,444
Zurich Insurance Group AG (Switzerland)	241	72,586

		7,519,320

Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc. (Class A Stock)*	600	3,480
ASOS PLC (United Kingdom)*	66	3,343
HSN, Inc.	2,000	118,480
Liberty Ventures (Class A Stock)*	7,000	516,600
Priceline Group, Inc. (The)*	470	565,410
Rakuten, Inc. (Japan)	1,210	15,644
TripAdvisor, Inc.*(a)	2,800	304,248

		1,527,205

Internet Software & Services — 2.0%
CoStar Group, Inc.*	700	110,719
Dena Co. Ltd. (Japan)	200	2,706
eBay, Inc.*	1,300	65,078
Facebook, Inc. (Class A Stock)*	41,100	2,765,619
Google, Inc. (Class A Stock)*	4,800	2,806,416
Google, Inc. (Class C Stock)*	4,700	2,703,816
Gree, Inc. (Japan)	200	1,754
IntraLinks Holdings, Inc.*	1,800	16,002
Liquidity Services, Inc.*	300	4,728
LogMeIn, Inc.*	2,800	130,536

NIC, Inc.	5,700	90,345
Perficient, Inc.*	4,100	79,827
QuinStreet, Inc.*	2,100	11,571
Travelzoo, Inc.*	2,000	38,700
United Internet AG (Germany)	188	8,259
XO Group, Inc.*	3,000	36,660
Yahoo Japan Corp. (Japan)	2,300	10,621

		8,883,357

IT Services — 1.5%
Accenture PLC (Ireland) (Class A Stock)	8,900	719,476
Amadeus IT Holding SA (Spain) (Class A Stock)	605	24,940
AtoS (France)	111	9,245
Broadridge Financial Solutions, Inc.	6,900	287,316
Cap Gemini SA (France)	226	16,128
Cardtronics, Inc.*	300	10,224
Cognizant Technology Solutions Corp. (Class A Stock)*	24,500	1,198,295
Computershare Ltd. (Australia)	685	8,063
Datalink Corp.*	500	5,000
DST Systems, Inc.	12,500	1,152,125
ExlService Holdings, Inc.*	1,700	50,065
Fiserv, Inc.*	11,900	717,808
Fujitsu Ltd. (Japan)	3,200	23,977
Higher One Holdings, Inc.*	1,700	6,477
iGATE Corp.*	3,800	138,282
International Business Machines Corp.	7,441	1,348,830
ITOCHU Techno-Solutions Corp. (Japan)	50	2,174
MAXIMUS, Inc.	200	8,604
Nomura Research Institute Ltd. (Japan)	200	6,301
NTT Data Corp. (Japan)	200	7,691
Otsuka Corp. (Japan)	90	4,365
Syntel, Inc.*	1,700	146,132
Total System Services, Inc.	4,900	153,909
Visa, Inc. (Class A Stock)(a)	1,800	379,278

		6,424,705

Leisure Products
Bandai Namco Holdings, Inc. (Japan)	300	7,034
Nautilus, Inc.*	3,800	42,142
Sankyo Co. Ltd. (Japan)	50	1,923
Sega Sammy Holdings, Inc. (Japan)	300	5,908
Shimano, Inc. (Japan)	100	11,097
Yamaha Corp. (Japan)	300	4,743

		72,847

Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.*	2,400	128,448
Lonza Group AG (Switzerland)	96	10,440
PAREXEL International Corp.*	2,900	153,236
QIAGEN NV*	366	8,852
Thermo Fisher Scientific, Inc.	600	70,800

		371,776

Machinery — 1.5%
Actuant Corp. (Class A Stock)	1,600	55,312
Alamo Group, Inc.	600	32,454
Alfa Laval AB (Sweden)	499	12,849
Amada Co. Ltd. (Japan)	700	7,130
Andritz AG (Austria)	113	6,529
Atlas Copco AB (Sweden) (Class A Stock)	1,067	30,806
Atlas Copco AB (Sweden) (Class B Stock)	679	18,119

Blount International, Inc.*	5,100	71,961
CNH Industrial NV (United Kingdom)	1,501	15,402
Cummins, Inc.	6,000	925,740
ESCO Technologies, Inc.	700	24,248
FANUC Corp. (Japan)	320	55,260
GEA Group AG (Germany)	291	13,757
Global Brass & Copper Holdings, Inc.	900	15,210
Hino Motors Ltd. (Japan)	400	5,519
Hitachi Construction Machinery Co. Ltd. (Japan)	200	3,992
Hyster-Yale Materials Handling, Inc.	1,280	113,331
IDEX Corp.	1,200	96,888
IHI Corp. (Japan)	2,400	11,187
Illinois Tool Works, Inc.	18,400	1,611,104
IMI PLC (United Kingdom)	436	11,086
JTEKT Corp. (Japan)	300	5,062
Kadant, Inc.	800	30,760
Kawasaki Heavy Industries Ltd. (Japan)	2,200	8,387
Komatsu Ltd. (Japan)	1,500	34,820
Kone OYJ (Finland) (Class B Stock)	496	20,681
Kubota Corp. (Japan)	1,700	24,124
Kurita Water Industries Ltd. (Japan)	200	4,632
Makita Corp. (Japan)	150	9,271
MAN SE (Germany)	53	6,550
Melrose Industries PLC (United Kingdom)	1,704	7,583
Meritor, Inc.*	5,000	65,200
Metso OYJ (Finland)	229	8,670
Mitsubishi Heavy Industries Ltd. (Japan)	4,800	29,980
Mueller Industries, Inc.	4,400	129,404
Nabtesco Corp. (Japan)	200	4,426
NGK Insulators Ltd. (Japan)	500	11,350
NSK Ltd. (Japan)	700	9,109
Oshkosh Corp.	22,500	1,249,425
Parker Hannifin Corp.	10,700	1,345,311
Sandvik AB (Sweden)	1,695	23,149
Schindler Holding AG (Switzerland)	33	4,972
Schindler Holding AG - Participation Certificates (Switzerland)	76	11,544
SembCorp. Marine Ltd. (Singapore)	1,300	4,277
SKF AB (Sweden) (Class B Stock)	624	15,911
SMC Corp. (Japan)	100	26,796
Standex International Corp.	800	59,584
Sulzer AG (Switzerland)	43	6,026
Sumitomo Heavy Industries Ltd. (Japan)	900	4,284
THK Co. Ltd. (Japan)	250	5,894
Vallourec SA (France)	187	8,383
Volvo AB (Sweden)	2,503	34,458
Wartsila OYJ Abp (Finland)	282	13,976
Weir Group PLC (The) (United Kingdom)	358	16,041
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,700	2,339
Zardoya Otis SA (Spain)	232	4,131

		6,384,394

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	5	11,768
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	11	27,349
Kuehne + Nagel International AG (Switzerland)	85	11,303
Mitsui OSK Lines Ltd. (Japan)	1,700	6,333
Nippon Yusen K.K. (Japan)	2,500	7,211

		63,964

Media — 1.9%
Altice SA (Luxembourg)*	46	3,205
Axel Springer AG (Germany)	57	3,503

British Sky Broadcasting Group PLC (United Kingdom)	1,648	25,496
Comcast Corp. (Class A Stock)	35,600	1,911,008
Cumulus Media, Inc. (Class A Stock)*	4,300	28,337
Dentsu, Inc. (Japan)	350	14,254
DIRECTV*	17,700	1,504,677
Eutelsat Communications SA (France)	228	7,923
Global Sources Ltd.*	2,361	19,549
Hakuhodo DY Holdings, Inc. (Japan)	320	3,180
Harte-Hanks, Inc.	4,600	33,074
ITV PLC (United Kingdom)	6,399	19,501
JCDecaux SA (France)	95	3,548
Journal Communications, Inc. (Class A Stock)*	2,400	21,288
Kabel Deutschland Holding AG (Germany)	35	5,121
Lagardere SCA (France)	183	5,962
Meredith Corp.	1,200	58,032
Morningstar, Inc.	2,100	150,801
News Corp. (Class A Stock)*	8,700	156,078
Pearson PLC (United Kingdom)	1,300	25,674
ProSiebenSat 1 Media AG (Germany)	348	15,489
Publicis Groupe SA (France)	288	24,410
REA Group Ltd. (Australia)	83	3,344
Reed Elsevier NV (Netherlands)	1,101	25,283
Reed Elsevier PLC (United Kingdom)	1,888	30,340
RTL Group SA (Germany)	61	6,771
SES SA (Luxembourg)	439	16,651
Singapore Press Holdings Ltd. (Singapore)	2,500	8,360
Sky Deutschland AG (Germany)*	696	6,413
Telenet Group Holding NV (Belgium)*	81	4,616
Time Warner, Inc.	27,700	1,945,925
Time, Inc.*	3,175	76,899
Toho Co. Ltd. (Japan)	200	4,691
Walt Disney Co. (The)	23,175	1,987,024
Wolters Kluwer NV (Netherlands)	460	13,626
WPP PLC (United Kingdom)	2,094	45,632

		8,215,685

Metals & Mining — 0.7%
Alcoa, Inc.	42,800	637,292
Alumina Ltd. (Australia)*	4,039	5,158
Anglo American PLC (United Kingdom)	2,216	54,310
Antofagasta PLC (United Kingdom)	612	7,995
ArcelorMittal (Luxembourg)	1,588	23,674
BHP Billiton Ltd. (Australia)	5,139	175,264
BHP Billiton PLC (United Kingdom)	3,418	111,115
Boliden AB (Sweden)	420	6,093
Century Aluminum Co.*	6,900	108,192
Commercial Metals Co.	2,900	50,199
Compass Minerals International, Inc.	5,800	555,292
Daido Steel Co. Ltd. (Japan)	500	2,558
Fortescue Metals Group Ltd. (Australia)	2,475	10,222
Fresnillo PLC (Mexico)	270	4,058
Glencore Xstrata PLC (Switzerland)	16,837	93,827
Globe Specialty Metals, Inc.	6,400	132,992
Hitachi Metals Ltd. (Japan)	300	4,574
Iluka Resources Ltd. (Australia)	642	4,933
JFE Holdings, Inc. (Japan)	800	16,547
Kobe Steel Ltd. (Japan)	4,000	6,016
Maruichi Steel Tube Ltd. (Japan)	100	2,686
Materion Corp.	200	7,398
Mitsubishi Materials Corp. (Japan)	1,700	5,964
Newcrest Mining Ltd. (Australia)*	1,181	11,862

Nippon Steel & Sumitomo Metal Corp. (Japan)	12,075	38,683
Noranda Aluminum Holding Corp.	1,400	4,942
Norsk Hydro ASA (Norway)	2,134	11,427
Randgold Resources Ltd. (Channel Islands)	139	11,705
Rio Tinto Ltd. (Australia)	693	38,877
Rio Tinto PLC (United Kingdom)	2,053	110,850
Southern Copper Corp.	17,100	519,327
Sumitomo Metal Mining Co. Ltd. (Japan)	900	14,690
ThyssenKrupp AG (Germany)*	718	20,891
Voestalpine AG (Austria)	171	8,152
Worthington Industries, Inc.	1,700	73,168
Yamato Kogyo Co. Ltd. (Japan)	100	2,936

		2,893,869

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	898	13,117
Avista Corp.	3,700	124,024
Centrica PLC (United Kingdom)	8,228	43,967
Dominion Resources, Inc.	3,900	278,928
E.ON SE (Germany)	3,074	63,372
GDF Suez (France)	2,236	61,606
MDU Resources Group, Inc.	7,000	245,700
National Grid PLC (United Kingdom)	5,919	85,214
Public Service Enterprise Group, Inc.	24,300	991,197
RWE AG (Germany)	778	33,367
SCANA Corp.	3,700	199,097
Suez Environnement Co. (France)	492	9,412
Veolia Environnement SA (France)	563	10,726

		2,159,727

Multiline Retail — 0.5%
Dillard’s, Inc. (Class A Stock)	1,700	198,237
Harvey Norman Holdings Ltd. (Australia)	689	2,014
Isetan Mitsukoshi Holdings Ltd. (Japan)	600	7,818
J. Front Retailing Co. Ltd. (Japan)	900	6,319
Kohl’s Corp.	5,900	310,812
Macy’s, Inc.	26,900	1,560,738
Marks & Spencer Group PLC (United Kingdom)	2,568	18,680
Marui Group Co. Ltd. (Japan)	400	3,843
Next PLC (United Kingdom)	254	28,119
Takashimaya Co. Ltd. (Japan)	400	3,885

		2,140,465

Oil, Gas & Consumable Fuels — 5.4%
Adams Resources & Energy, Inc.	300	23,439
Alon USA Energy, Inc.	900	11,196
Anadarko Petroleum Corp.	2,500	273,675
Apache Corp.	4,600	462,852
Apco Oil and Gas International, Inc.*	470	6,782
BG Group PLC (United Kingdom)	5,403	114,010
BP PLC (United Kingdom)	29,879	263,111
Callon Petroleum Co.*	3,900	45,435
Caltex Australia Ltd. (Australia)	209	4,253
Chesapeake Energy Corp.(a)	5,300	164,724
Chevron Corp.	23,792	3,106,046
ConocoPhillips	24,000	2,057,520
CONSOL Energy, Inc.	1,900	87,533
Delek Group Ltd. (Israel)	7	2,896
Delek US Holdings, Inc.	4,200	118,566
Eni SpA (Italy)	4,147	113,419
EOG Resources, Inc.	17,000	1,986,620
EQT Corp.	6,800	726,920

Evolution Petroleum Corp.	1,100	12,045
Exxon Mobil Corp.	60,954	6,136,849
Galp Energia SGPS SA (Portugal) (Class B Stock)	519	9,513
Hallador Energy Co.	1,100	10,439
Hess Corp.	8,100	801,009
Idemitsu Kosan Co. Ltd. (Japan)	240	5,212
Inpex Corp. (Japan)	1,395	21,221
JX Holdings, Inc. (Japan)	3,810	20,388
Kinder Morgan, Inc.	16,500	598,290
Koninklijke Vopak NV (Netherlands)	109	5,322
Lundin Petroleum AB (Sweden)*	333	6,731
Marathon Oil Corp.	16,656	664,907
Marathon Petroleum Corp.	8,578	669,684
Matador Resources Co.*	300	8,784
Neste Oil OYJ (Finland)	249	4,859
Occidental Petroleum Corp.	9,200	944,196
OMV AG (Austria)	228	10,300
Origin Energy Ltd. (Australia)	1,745	24,052
Panhandle Oil and Gas, Inc.	400	22,412
Phillips 66	21,200	1,705,116
Repsol YPF SA (Spain)	1,396	36,808
REX American Resources Corp.*	1,700	124,627
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,185	255,580
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,884	168,798
RSP Permian, Inc.*	1,900	61,636
Santos Ltd. (Australia)	1,537	20,677
Showa Shell Sekiyu KK (Japan)	300	3,410
Statoil ASA (Norway)	1,760	54,100
Targa Resources Corp.	1,600	223,312
TonenGeneral Sekiyu KK (Japan)	500	4,749
Total SA (France)	3,421	247,508
Tullow Oil PLC (United Kingdom)	1,444	21,066
Vaalco Energy, Inc.*	7,100	51,333
Valero Energy Corp.	17,500	876,750
Western Refining, Inc.	1,100	41,305
Woodside Petroleum Ltd. (Australia)	1,048	40,632

		23,482,617

Paper & Forest Products
KapStone Paper and Packaging Corp.*	3,000	99,390
Neenah Paper, Inc.	500	26,575
OJI Holdings Corp. (Japan)	1,200	4,938
P.H. Glatfelter Co.	1,500	39,795
Stora ENSO OYJ (Finland) (Class R Stock)	851	8,274
UPM-Kymmene OYJ (Finland)	815	13,921

		192,893

Personal Products — 0.1%
Avon Products, Inc.	23,300	340,413
Beiersdorf AG (Germany)	155	14,980
Kao Corp. (Japan)	850	33,476
L’Oreal SA (France)	372	64,051
Shiseido Co. Ltd. (Japan)	600	10,943

		463,863

Pharmaceuticals — 4.2%
AbbVie, Inc.	19,400	1,094,936
Actavis PLC*(a)	4,600	1,026,030
Akorn, Inc.*	3,200	106,400
Allergan, Inc.	10,700	1,810,654
Astellas Pharma, Inc. (Japan)	3,500	46,027

AstraZeneca PLC (United Kingdom)	1,988	147,902
Bayer AG (Germany)	1,312	185,088
Bristol-Myers Squibb Co.	36,900	1,790,019
Chugai Pharmaceutical Co. Ltd. (Japan)	400	11,279
Daiichi Sankyo Co. Ltd. (Japan)	1,100	20,561
Eisai Co. Ltd. (Japan)	400	16,786
Eli Lilly & Co.	11,100	690,087
GlaxoSmithKline PLC (United Kingdom)	7,804	207,782
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	4,472
Johnson & Johnson	42,800	4,477,736
Kyowa Hakko Kirin Co. Ltd. (Japan)	400	5,419
Lannett Co., Inc.*	3,700	183,594
Merck & Co., Inc.	24,589	1,422,474
Merck KGaA (Germany)	200	17,343
Mitsubishi Tanabe Pharma Corp. (Japan)	400	5,988
Nektar Therapeutics*	8,100	103,842
Novartis AG (Switzerland)	3,626	328,365
Novo Nordisk A/S (Class B Stock) (Denmark)	3,165	146,074
Ono Pharmaceutical Co. Ltd. (Japan)	100	8,786
Orion OYJ (Finland) (Class B Stock)	171	6,374
Otsuka Holdings Co. Ltd. (Japan)	600	18,606
Pfizer, Inc.	111,019	3,295,044
Prestige Brands Holdings, Inc.*	1,900	64,391
Questcor Pharmaceuticals, Inc.	700	64,743
Roche Holding AG (Switzerland)	1,121	334,010
Sanofi (France)	1,874	199,187
Santen Pharmaceutical Co. Ltd. (Japan)	150	8,450
Shionogi & Co. Ltd. (Japan)	500	10,443
Shire PLC (Ireland)	934	73,265
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	3,452
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	2,188
Takeda Pharmaceutical Co. Ltd. (Japan)	1,200	55,695
Teva Pharmaceutical Industries Ltd. (Israel)	1,351	70,972
UCB SA (Belgium)	171	14,467

		18,078,931

Professional Services — 0.1%
Adecco SA (Switzerland)	270	22,219
ALS Ltd. (Australia)	688	5,747
Bureau Veritas SA (France)	340	9,443
Capita PLC (United Kingdom)	1,046	20,492
Experian PLC (United Kingdom)	1,605	27,117
Exponent, Inc.	900	66,699
Huron Consulting Group, Inc.*	1,200	84,984
ICF International, Inc.*	300	10,608
Intertek Group PLC (United Kingdom)	252	11,848
Navigant Consulting, Inc.*	4,500	78,525
Randstad Holding NV (Netherlands)	194	10,517
Resources Connection, Inc.	1,800	23,598
Seek Ltd. (Australia)	526	7,866
SGS SA (Switzerland)	9	21,536
TrueBlue, Inc.*	2,200	60,654
VSE Corp.	200	14,064

		475,917

Real Estate Investment Trusts (REITs) — 1.3%
AG Mortgage Investment Trust, Inc.	4,900	92,757
Agree Realty Corp.	1,600	48,368
American Assets Trust, Inc.	3,400	117,470
American Campus Communities, Inc.	1,500	57,360
American Tower Corp.	11,400	1,025,772
Anworth Mortgage Asset Corp.	2,400	12,384

Apollo Residential Mortgage, Inc.	2,800	46,816
Armada Hoffler Properties, Inc.	800	7,744
ARMOUR Residential REIT, Inc.	5,800	25,114
Ascendas Real Estate Investment Trust (Singapore)	2,800	5,174
British Land Co. PLC (United Kingdom)	1,498	17,999
CapitaCommercial Trust (Singapore)	3,000	4,098
CapitaMall Trust (Singapore)	4,600	7,291
Cedar Realty Trust, Inc.	3,600	22,500
CFS Retail Property Trust Group (Australia)	3,387	6,513
Chambers Street Properties	16,800	135,072
Chatham Lodging Trust	1,200	26,280
CoreSite Realty Corp.	700	23,149
Corio NV (Netherlands)	111	5,665
CyrusOne, Inc.	1,300	32,370
Dexus Property Group (Australia)	8,785	9,195
Dynex Capital, Inc.	800	7,080
Federation Centres Ltd. (Australia)	2,269	5,325
Fonciere des Regions (France)	55	5,966
Franklin Street Properties Corp.	8,100	101,898
Gecina SA (France)	34	4,954
General Growth Properties, Inc.	11,400	268,584
Geo Group, Inc. (The)	2,300	82,179
Goodman Group (Australia)	2,640	12,569
GPT Group (Australia)	2,824	10,227
Hammerson PLC (United Kingdom)	1,125	11,163
Healthcare Trust of America, Inc.	11,400	137,256
Hospitality Properties Trust	35,800	1,088,320
ICADE (France)	57	6,110
Intu Properties PLC (United Kingdom)	1,435	7,654
Invesco Mortgage Capital, Inc.	7,400	128,464
Investors Real Estate Trust	5,800	53,418
Japan Prime Realty Investment Corp. (Japan)	1	3,589
Japan Real Estate Investment Corp. (Japan)	2	11,650
Japan Retail Fund Investment Corp. (Japan)	4	8,999
Kite Realty Group Trust	4,700	28,858
Klepierre (France)	155	7,898
Land Securities Group PLC (United Kingdom)	1,245	22,061
LaSalle Hotel Properties	4,500	158,805
Lexington Realty Trust	11,800	129,918
Link REIT (The) (Hong Kong)	3,500	18,843
Mirvac Group (Australia)	5,947	10,008
Monmouth Real Estate Investment Corp.	600	6,024
Nippon Building Fund, Inc. (Japan)	2	11,694
Potlatch Corp.	2,500	103,500
Prologis, Inc.	20,400	838,236
Resource Capital Corp.	15,300	86,139
RLJ Lodging Trust	5,900	170,451
Saul Centers, Inc.	400	19,440
Scentre Group (Australia)*	8,786	26,511
Segro PLC (United Kingdom)	1,151	6,795
Select Income REIT	600	17,784
Stockland (Australia)	3,620	13,240
Strategic Hotels & Resorts, Inc.*	12,800	149,888
Sunstone Hotel Investors, Inc.	8,800	131,384
Unibail-Rodamco SE (France)	154	44,816
Westfield Corp. (Australia)	3,314	22,343

		5,709,132

Real Estate Management & Development — 0.5%
Aeon Mall Co. Ltd. (Japan)	220	5,801
CapitaLand Ltd. (Singapore)	4,000	10,272

CBRE Group, Inc. (Class A Stock)*	22,000	704,880
Cheung Kong Holdings Ltd. (Hong Kong)	2,200	39,032
City Developments Ltd. (Singapore)	600	4,929
Daito Trust Construction Co. Ltd. (Japan)	100	11,759
Daiwa House Industry Co. Ltd. (Japan)	1,000	20,731
Deutsche Wohnen AG (Germany)	469	10,103
Global Logistic Properties Ltd. (Singapore)	4,900	10,620
Hang Lung Properties Ltd. (Hong Kong)	3,500	10,793
Henderson Land Development Co. Ltd. (Hong Kong)	1,815	10,623
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,684
IMMOFINANZ AG (Austria)	1,763	6,228
Jones Lang LaSalle, Inc.	8,800	1,112,232
Keppel Land Ltd. (Singapore)	1,200	3,255
Kerry Properties Ltd. (Hong Kong)	1,000	3,495
Lend Lease Group (Australia)	897	11,089
Mitsubishi Estate Co. Ltd. (Japan)	2,000	49,411
Mitsui Fudosan Co. Ltd. (Japan)	1,300	43,874
New World Development Co. Ltd. (Hong Kong)	7,600	8,652
Nomura Real Estate Holdings, Inc. (Japan)	200	3,788
NTT Urban Development Corp. (Japan)	200	2,252
Sino Land Co. Ltd. (Hong Kong)	5,300	8,725
Sumitomo Realty & Development Co. Ltd. (Japan)	590	25,344
Sun Hung Kai Properties Ltd. (Hong Kong)	2,500	34,305
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	12,308
Swire Properties Ltd. (Hong Kong)	2,600	7,598
Swiss Prime Site AG (Switzerland)	88	7,289
Tokyo Tatemono Co. Ltd. (Japan)	300	2,779
Tokyu Fudosan Holdings Corp. (Japan)	700	5,525
UOL Group Ltd. (Singapore)	721	3,774
Wharf Holdings Ltd. (Hong Kong)	2,400	17,282
Wheelock & Co. Ltd. (Hong Kong)	1,500	6,262

		2,219,694

Road & Rail — 0.9%
AMERCO	1,000	290,760
Asciano Ltd. (Australia)	1,513	8,039
Aurizon Holdings Ltd. (Australia)	3,228	15,158
Central Japan Railway Co. (Japan)	229	32,690
ComfortDelGro Corp. Ltd. (Singapore)	3,000	6,016
CSX Corp.	27,600	850,356
DSV A/S (Denmark)	286	9,326
East Japan Railway Co. (Japan)	500	39,396
Hankyu Hanshin Holdings, Inc. (Japan)	2,000	11,419
Keikyu Corp. (Japan)	800	7,191
Keio Corp. (Japan)	900	7,077
Keisei Electric Railway Co. Ltd. (Japan)	500	4,983
Kintetsu Corp. (Japan)	3,200	11,661
MTR Corp. Ltd. (Hong Kong)	2,500	9,628
Nagoya Railroad Co. Ltd. (Japan)	1,000	3,988
Nippon Express Co. Ltd. (Japan)	1,300	6,306
Norfolk Southern Corp.	2,800	288,484
Odakyu Electric Railway Co. Ltd. (Japan)	1,000	9,630
Tobu Railway Co. Ltd. (Japan)	1,600	8,379
Tokyu Corp. (Japan)	1,800	12,767
Union Pacific Corp.	24,200	2,413,950
West Japan Railway Co. (Japan)	300	13,215

		4,060,419

Semiconductors & Semiconductor Equipment — 1.5%
Advantest Corp. (Japan)	300	3,712
Alpha & Omega Semiconductor Ltd.*	400	3,708
Analog Devices, Inc.	700	37,849

ARM Holdings PLC (United Kingdom)	2,222	33,412
ASM Pacific Technology Ltd. (Hong Kong)	400	4,371
ASML Holding NV (Netherlands)	568	52,972
Avago Technologies Ltd. (Singapore)	3,200	230,624
Cabot Microelectronics Corp.*	1,100	49,115
Cirrus Logic, Inc.*	3,500	79,590
Diodes, Inc.*	1,700	49,232
Entegris, Inc.*	1,000	13,745
Infineon Technologies AG (Germany)	1,718	21,446
Inphi Corp.*	1,200	17,616
Integrated Device Technology, Inc.*	10,400	160,784
Intel Corp.	98,100	3,031,290
Intersil Corp.	6,900	103,155
Lattice Semiconductor Corp.*	5,500	45,375
MKS Instruments, Inc.	3,100	96,844
Monolithic Power Systems, Inc.	200	8,470
Pericom Semiconductor Corp.*	1,900	17,176
Power Integrations, Inc.	1,700	97,818
RF Micro Devices, Inc.*	19,400	186,046
Rohm Co. Ltd. (Japan)	150	8,603
Semtech Corp.*	1,400	36,610
Silicon Image, Inc.*	10,800	54,432
Skyworks Solutions, Inc.	17,000	798,320
STMicroelectronics NV (Switzerland)	1,013	9,076
Texas Instruments, Inc.	28,100	1,342,899
Tokyo Electron Ltd. (Japan)	250	17,039
Ultra Clean Holdings*	3,000	27,150

		6,638,479

Software — 2.4%
Aspen Technology, Inc.*	3,600	167,040
AVG Technologies NV*	3,700	74,481
CA, Inc.	7,800	224,172
Dassault Systemes SA (France)	108	13,887
Fair Isaac Corp.	600	38,256
Gemalto NV (Netherlands)	126	13,079
GungHo Online Entertainment, Inc. (Japan)	200	1,292
Konami Corp. (Japan)	200	4,425
Manhattan Associates, Inc.*	5,000	172,150
Microsoft Corp.	117,713	4,908,632
NetScout Systems, Inc.*	1,600	70,944
Nexon Co. Ltd. (Japan)	200	1,912
NICE Systems Ltd. (Israel)	92	3,765
Nintendo Co. Ltd. (Japan)	150	18,013
Oracle Corp.	73,800	2,991,114
Oracle Corp. Japan (Japan)	100	4,374
Pegasystems, Inc.	5,400	114,048
Progress Software Corp.*	4,400	105,776
PTC, Inc.*	3,300	128,040
Sage Group PLC (The) (United Kingdom)	1,771	11,632
SAP AG (Germany)	1,462	112,654
Solera Holdings, Inc.	1,100	73,865
SS&C Technologies Holdings, Inc.*	3,300	145,926
Symantec Corp.	36,800	842,720
Trend Micro, Inc. (Japan)	200	6,590
Xero Ltd. (New Zealand)*	31	705

		10,249,492

Specialty Retail — 1.6%
Aaron’s, Inc.	11,200	399,168
Bed Bath & Beyond, Inc.*(a)	18,800	1,078,744

Best Buy Co., Inc.	49,200	1,525,692
Cato Corp. (The) (Class A Stock)	1,600	49,440
Christopher & Banks Corp.*	1,100	9,636
Citi Trends, Inc.*	1,500	32,190
Destination Maternity Corp.	1,700	38,709
Express, Inc.*	8,400	143,052
Fast Retailing Co. Ltd. (Japan)	100	32,943
Foot Locker, Inc.	7,900	400,688
Gap, Inc. (The)	21,000	872,970
Haverty Furniture Cos., Inc.	2,700	67,851
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,507	65,796
Home Depot, Inc. (The)	13,400	1,084,864
Inditex SA (Spain)	347	53,405
Kingfisher PLC (United Kingdom)	3,772	23,156
Kirkland’s, Inc.*	1,200	22,260
Nitori Holdings Co Ltd. (Japan)	100	5,471
Pier 1 Imports, Inc.	1,800	27,738
Rent-A-Center, Inc.	300	8,604
Ross Stores, Inc.	5,900	390,167
Sanrio Co. Ltd. (Japan)	50	1,453
Select Comfort Corp.*	1,400	28,924
Shoe Carnival, Inc.	1,000	20,650
Sports Direct International PLC (United Kingdom)*	227	2,743
Tilly’s, Inc.*	2,100	16,884
TJX Cos., Inc.	9,800	520,870
USS Co. Ltd. (Japan)	400	6,827
Yamada Denki Co. Ltd. (Japan)	1,500	5,347
Zumiez, Inc.*	2,600	71,734

		7,007,976

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	82,500	7,666,725
Brother Industries Ltd. (Japan)	400	6,935
Canon, Inc. (Japan)	1,850	60,462
Electronics for Imaging, Inc.*	1,700	76,840
Hewlett-Packard Co.	71,900	2,421,592
Immersion Corp.*	2,500	31,800
Konica Minolta Holdings, Inc. (Japan)	800	7,907
NEC Corp. (Japan)	4,000	12,766
Nokia OYJ (Finland)	5,953	45,045
Ricoh Co. Ltd. (Japan)	1,100	13,110
Seiko Epson Corp. (Japan)	200	8,509

		10,351,691

Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG (Germany)	333	33,672
Asics Corp. (Japan)	300	7,005
Burberry Group PLC (United Kingdom)	703	17,843
Christian Dior SA (France)	87	17,321
Cie Financiere Richemont SA (Switzerland)	830	86,975
Culp, Inc.	600	10,446
Hugo Boss AG (Germany)	49	7,317
Kering (France)	120	26,324
Li & Fung Ltd. (Hong Kong)	9,000	13,331
Luxottica Group SpA (Italy)	257	14,882
LVMH Moet Hennessy Louis Vuitton SA (France)	423	81,626
Michael Kors Holdings Ltd.*	16,400	1,453,860
Pandora A/S (Denmark)	173	13,277
Steven Madden Ltd.*	3,900	133,770
Swatch Group AG (The) (Switzerland) (Bearer Shares)	49	29,545
Swatch Group AG (The) (Switzerland) (Registered Shares)	70	7,766

Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	5,019

		1,959,979

Thrifts & Mortgage Finance — 0.1%
Brookline Bancorp, Inc.	2,300	21,551
Capitol Federal Financial, Inc.	1,300	15,808
Federal Agricultural Mortgage Corp., (Class C Stock)	100	3,108
First Defiance Financial Corp.	800	22,960
Home Loan Servicing Solutions Ltd.	4,700	106,831
Meta Financial Group, Inc.	200	8,000
OceanFirst Financial Corp.	1,900	31,464
Provident Financial Services, Inc.	2,200	38,104
Radian Group, Inc.	4,900	72,569
Walker & Dunlop, Inc.*	300	4,233

		324,628

Tobacco — 0.9%
Altria Group, Inc.(a)	32,300	1,354,662
British American Tobacco (United Kingdom)	3,018	179,577
Imperial Tobacco Group PLC (United Kingdom)	1,548	69,641
Japan Tobacco, Inc. (Japan)	1,749	63,772
Lorillard, Inc.	4,700	286,559
Philip Morris International, Inc.	22,700	1,913,837
Swedish Match AB (Sweden)	321	11,146

		3,879,194

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	1,600	81,168
Brenntag AG (Germany)	80	14,292
Bunzl PLC (United Kingdom)	569	15,796
DXP Enterprises, Inc.*	970	73,274
Itochu Corp. (Japan)	2,400	30,811
Marubeni Corp. (Japan)	2,600	19,029
Mitsubishi Corp. (Japan)	2,300	47,873
Mitsui & Co. Ltd. (Japan)	2,800	44,889
Noble Group Ltd. (Hong Kong)	6,681	7,354
Rexel SA (France)	401	9,378
Sumitomo Corp. (Japan)	1,800	24,288
Toyota Tsusho Corp. (Japan)	300	8,633
Travis Perkins PLC (United Kingdom)	390	10,922
Watsco, Inc.	1,000	102,760
Wolseley PLC (United Kingdom)	421	23,063

		513,530

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	642	14,770
Aeroports de Paris (France)	46	6,064
Atlantia SpA (Italy)	606	17,264
Auckland International Airport Ltd. (New Zealand)	1,365	4,661
Fraport AG Frankfurt Airport Services Worldwide (Germany)	55	3,881
Groupe Eurotunnel SA (France)	870	11,770
Hutchison Port Holdings Trust (Singapore)	8,100	5,832
Kamigumi Co. Ltd. (Japan)	400	3,682
Mitsubishi Logistics Corp. (Japan)	200	2,997
Sydney Airport (Australia)	1,706	6,788
Transurban Group (Australia)	2,564	17,867

		95,576

Water Utilities
American States Water Co.	3,600	119,628
Connecticut Water Service, Inc.	500	16,935

Middlesex Water Co.	400	8,472
Severn Trent PLC (United Kingdom)	369	12,198
United Utilities Group PLC (United Kingdom)	1,058	15,966

		173,199

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	925	56,438
Millicom International Cellular SA, (Luxembourg), SDR	113	10,344
NTT DoCoMo, Inc. (Japan)	2,429	41,465
Softbank Corp. (Japan)	1,500	111,784
Spok Holdings, Inc.	2,200	33,880
StarHub Ltd. (Singapore)	1,000	3,347
Tele2 AB (Sweden) (Class B Stock)	493	5,807
Vodafone Group PLC (United Kingdom)	42,138	140,836

		403,901

TOTAL COMMON STOCKS (cost $196,751,524)		271,798,213

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund(a) (cost $372,434)	7,000	478,590

PREFERRED STOCKS — 0.1%
Automobiles 0.1%
Bayerische Motoren Werke AG (Germany)	97	9,287
Porsche Automobil Holding SE (Germany)	243	25,265
Volkswagen AG (Germany)	229	59,979

		94,531

Banks
Citigroup Capital XIII (Capital security, fixed to floating preferred)(c)	3,000	83,100

Chemicals
Fuchs Petrolub AG (Germany)	116	5,234

Household Products
Henkel AG & Co. KGaA (Germany)	283	32,696

TOTAL PREFERRED STOCKS (cost $139,503)		215,561

	Units
RIGHTS*
Chemicals
Air Liquide SA (France), expiring 07/17/14	5	68

Oil, Gas & Consumable Fuels
Repsol SA (Spain), expiring 08/04/14	1,396	950

Telecommunication Services
HKT Trust & HKT Ltd. (Hong Kong), expiring 08/15/14	720	213

TOTAL RIGHTS (cost $921)		1,231

	Interest Rate		Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 10.0%
Aerospace & Defense
Alliant Techsystems, Inc., Gtd. Notes	6.875%		09/15/20	125	135,000

Airlines — 0.2%
Continental Airlines, Inc., Pass-thru Certs., Ser. 2-A	4.000%		10/29/24	112	113,973
Continental Airlines, Inc., Pass-thru Certs., Ser. 01A1(b)	6.703%		06/15/21	31	33,640
Continental Airlines, Inc., Pass-thru Certs., Ser. A	7.250%		11/10/19	104	121,785
Delta Air Lines, Inc., Pass-thru Certs., Ser. A	5.300%		04/15/19	170	187,003
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A(a)	6.821%		08/10/22	72	84,448
United Airlines, Inc., Pass-through Trust, Pass-thru Certs., Ser. 2014-1, Class A(a)	4.000%		04/11/26	90	91,238

					632,087

Automotive — 0.2%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%		10/01/43	15	16,441
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	265	279,682
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	155	163,138
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	135	154,913
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14	85	86,994
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	55	58,838

					760,006

Banking — 2.7%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	345	336,426
Bank of America Corp., Jr. Sub. Notes, Ser. K	8.000	%(c)	12/29/49	380	420,567
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	3.750%		07/12/16	95	99,936
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	130	134,923
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	620	639,216
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	80	89,295
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	205	237,879
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	135	152,514
Bank of America Corp., Sr. Unsec’d. Notes(a)	7.625%		06/01/19	265	327,323
Bank of America Corp., Sub. Notes	5.750%		08/15/16	355	387,332
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	180	182,896
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	100	106,000
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	90	103,764
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	220	261,817
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	280	322,594
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.125%		07/15/39	200	300,196
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	65	83,082
Citigroup, Inc., Sub. Notes(a)	6.675%		09/13/43	240	298,779
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	82	82,726
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	165	188,958
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	315	327,181
Goldman Sachs Group, Inc. (The), Sr. Unsec’d Notes, MTN	4.800%		07/08/44	345	343,316
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	270	303,192
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	180	208,293
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	5	5,692
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	50	60,995
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	10	11,005
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	275	330,834
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%		08/02/18	195	198,306
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	20	24,256
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	2.250%		06/24/21	670	671,124
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	3.125%		01/15/16	200	205,581
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1	7.900	%(c)	04/29/49	300	335,250
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	220	238,663
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	150	171,186
JPMorgan Chase & Co., Sub. Notes(a)	3.375%		05/01/23	105	103,060

JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	195	220,424
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	200	241,503
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	195	226,376
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	12/31/49	125	127,280
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	460	506,734
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	285	327,810
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	145	183,982
Morgan Stanley, Sr. Unsec’d. Notes, Series G, GMTN	5.500%		07/28/21	110	126,371
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(c)	07/29/49	150	162,750
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	150	155,890
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	65	78,627
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	250	294,368
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	110	112,985
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	250	255,655
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	130	128,021
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23	345	358,388

					11,801,321

Brokerage — 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.500%		01/20/43	65	71,700
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250%		02/06/12	345	68,138
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18	100	20,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	100	101,632

					261,470

Building Materials & Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	150	153,563
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%		01/15/16	150	161,437
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%		06/27/29	210	209,055
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	90	92,416

					616,471

Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	125	145,469
Comcast Corp., Gtd. Notes	6.450%		03/15/37	35	44,642
Comcast Corp., Gtd. Notes	6.950%		08/15/37	65	87,623
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%		03/01/16	45	46,957
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%		03/15/15	25	25,536
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%		03/15/42	200	210,027
Time Warner Cable, Inc., Gtd. Notes(a)	5.850%		05/01/17	310	348,647
Videotron Ltd. (Canada), Gtd. Notes(a)	5.000%		07/15/22	150	154,125

					1,063,026

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	160	168,000
Case New Holland, Inc., Gtd. Notes	7.875%		12/01/17	125	145,625
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.500%		03/15/16	50	54,033
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	125	128,906
ERAC USA Finance LLC, Gtd. Notes, 144A, (original cost $295,482; purchased 10/10/07)(b)(e)	6.375%		10/15/17	296	340,444
ERAC USA Finance LLC, Gtd. Notes, 144A, (original cost $19,827; purchased 10/10/07)(b)(e)	7.000%		10/15/37	20	26,207
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	15	14,815
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	25	26,048

Griffon Corp., Gtd. Notes	5.250%	03/01/22	65	64,594
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A, (original cost $39,984; purchased 07/10/12)(b)(e)	2.500%	07/11/14	40	40,018
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A, (original cost $59,942; purchased 05/08/12)(b)(e)	3.125%	05/11/15	60	61,305
United Technologies Corp., Sr. Unsec’d. Notes	5.700%	04/15/40	60	73,655
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	160	174,005

				1,317,655

Chemicals — 0.3%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	135	138,881
Celanese U.S. Holdings LLC, Gtd. Notes	6.625%	10/15/18	150	156,750
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	90	96,502
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	82	134,366
Monsanto Co., Sr. Unsec’d. Notes	3.375%	07/15/24	20	20,132
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34	30	30,278
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	35	35,077
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	55	61,630
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	170	193,719
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19	200	213,600
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	100	127,269

				1,208,204

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	300	340,855

Electric — 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	35	38,893
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	115	148,346
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20	125	135,625
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	120	163,783
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	55	70,650
Duke Energy Progress, Inc., First Mortgage	4.100%	03/15/43	225	222,006
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	135	158,771
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	30	31,186
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	180	182,154
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	50	50,660
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	60	75,599
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	34,294
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16	150	163,500
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	6.500%	09/15/37	110	141,850
Nevada Power Co., Gen. Ref. Mtge.(a)	6.500%	05/15/18	280	328,514
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	100	111,833
NSTAR LLC, Sr. Unsec’d. Notes	4.500%	11/15/19	90	98,944
Public Service Co. of Colorado, First Mortgage	3.950%	03/15/43	35	34,235
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	55	66,033
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	125	155,237
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	105	113,017
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	36	39,861

				2,564,991

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	4.500%	10/01/20	70	77,452
Chevron Corp., Sr. Unsec’d. Notes	2.427%	06/24/20	40	40,589
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23	50	50,783

Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	100	104,250
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	250	269,940

				543,014

Energy - Other — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	300	345,402
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	50	63,762
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%	06/15/19	25	30,596
Nabors Industries, Inc., Gtd. Notes(a)	4.625%	09/15/21	140	151,646
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%	01/15/20	130	160,383
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	105	107,225
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	115	128,804

				987,818

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	235	354,363
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	145	182,210
Cargill, Inc., Sr. Unsec’d. Notes, 144A, (original cost $149,288; purchased 11/19/07)(b)(e)	6.000%	11/27/17	150	171,101
Constellation Brands, Inc., Gtd. Notes	8.375%	12/15/14	175	180,578
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	150	164,305

				1,052,557

Gaming
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A(a)	4.375%	11/01/18	150	154,875

Healthcare & Pharmaceutical — 0.6%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%	06/15/44	65	65,614
Actavis, Inc., Sr. Unsec’d. Notes	6.125%	08/15/19	75	88,106
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	210	225,337
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	120	132,418
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450%	09/15/37	110	142,766
Express Scripts Holding Co., Gtd. Notes	2.750%	11/21/14	310	312,911
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	30	35,352
HCA, Inc., Sr. Sec’d. Notes(a)	4.750%	05/01/23	200	199,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22	20	20,237
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	250	267,238
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	125	135,000
Mallinckrodt International Finance SA, Gtd. Notes	3.500%	04/15/18	175	174,125
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%	12/01/28	30	37,330
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	50	50,708
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%	05/06/44	210	218,569
Sanofi (France), Sr. Unsec’d. Notes	1.250%	04/10/18	140	138,163
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150%	02/01/24	185	193,464
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	20	20,314

				2,457,402

Healthcare Insurance — 0.3%
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	50	60,798
Cigna Corp., Sr. Unsec’d. Notes	6.150%	11/15/36	140	172,812
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.125%	01/15/15	540	556,049
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	06/15/17	60	68,170
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37	100	130,844
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	80	106,104
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	45	45,816
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	125	127,090

				1,267,683

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	80	90,378
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	20	20,778
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	260	313,884
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	155	192,573
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	160	183,728
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(c)	03/29/67	210	233,362
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		01/15/19	90	104,435
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	180	226,612
Lincoln National Corp., Jr. Sub. Notes	6.050	%(c)	04/20/67	40	40,450
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	110	138,187
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	130	178,222
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	70	90,759
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	25	25,974
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	135	162,504
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	15	19,307
MetLife, Inc., Sr. Unsec’d. Notes(a)	6.750%		06/01/16	50	55,563
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	110	147,619
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	60	74,422
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20	105	122,229
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	140	215,366
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	15	15,201
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(c)	06/15/37	110	122,375
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	240	320,065
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	50	57,361
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	110	114,479
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	90	101,717
XL Group PLC (Ireland), Gtd. Notes	5.250%		09/15/14	15	15,148

					3,382,698

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	200	214,652
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	130	128,556
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	6.750%		05/15/18	500	588,410
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	60	60,916

					992,534

Media & Entertainment — 0.2%
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	100	138,525
News America, Inc., Gtd. Notes(a)	6.150%		02/15/41	70	84,838
News America, Inc., Gtd. Notes	7.625%		11/30/28	125	163,013
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17	160	187,165
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	25	29,720
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	30	36,101
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	20	27,480
Viacom, Inc., Sr. Unsec’d. Notes, (original cost $49,895; purchased 08/06/13-02/11/14)(b)(e)	4.875%		06/15/43	55	55,339
Viacom, Inc., Sr. Unsec’d. Notes, (original cost $59,612; purchased 08/12/13)(b)(e)	5.850%		09/01/43	60	68,930

					791,111

Metals — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	140	154,726
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	110	111,252
Peabody Energy Corp., Gtd. Notes	6.000%		11/15/18	115	119,887
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	5.000%		06/01/15	115	119,572

Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	95	110,592
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	105	106,189
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	150	150,860

				873,078

Non-Captive Finance — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	150	151,125
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	600	710,729
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	170	228,357
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	100	113,712
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	90	106,425

				1,310,348

Packaging — 0.1%
Ball Corp., Gtd. Notes	4.000%	11/15/23	250	238,125
Crown Americas LLC/Crown Americas Capital Corp. IV, Sr. Unsec’d. Notes	4.500%	01/15/23	150	146,100

				384,225

Paper — 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A, (original cost $39,765; purchased 10/27/10)(b)(e)	5.400%	11/01/20	40	46,170
Graphic Packaging International, Inc., Gtd. Notes	7.875%	10/01/18	150	158,055
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	30	35,351
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	175	236,233
International Paper Co., Sr. Unsec’d. Notes	7.500%	08/15/21	85	108,305
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	95	103,692
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	370	400,485

				1,088,291

Pipelines & Other — 0.2%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	10	10,638
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	160	165,081
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	35	45,367
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	40	40,440
NiSource Finance Corp., Gtd. Notes	5.250%	09/15/17	55	61,307
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	70	80,123
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	205	245,063

				648,019

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	100	99,437
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	135	166,582
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	170	210,037
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903%	02/15/23	97	94,443
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	20	22,731

				593,230

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	194	197,647
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	7.750%	08/15/19	115	136,950
ProLogis LP, Gtd. Notes	6.875%	03/15/20	11	13,216
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	30	31,271
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	30	30,896
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	530	616,629

				1,026,609

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	35	39,566
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	5.750%	05/15/41	95	113,908

Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.200%		04/01/43	110	107,660
Limited Brands, Inc., Gtd. Notes	6.625%		04/01/21	125	142,031
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	6.500%		03/15/29	60	75,350
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22	45	46,973
Target Corp., Sr. Unsec’d. Notes(a)	3.500%		07/01/24	100	101,128

					626,616

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%		11/01/15	60	61,919
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%		12/15/18	200	212,500
Fidelity National Information Services, Inc., Gtd. Notes	7.875%		07/15/20	175	185,336
Fiserv, Inc., Gtd. Notes	3.125%		06/15/16	70	72,718
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	145	144,942
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%		11/15/18	90	92,025
Xerox Corp., Sr. Unsec’d. Notes	4.250%		02/15/15	445	455,247

					1,224,687

Telecommunications — 0.5%
AT&T Corp., Sr. Unsec’d. Notes	4.800%		06/15/44	305	311,362
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	33	35,895
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%		12/15/30	50	79,638
Embarq Corp., Sr. Unsec’d. Notes, (original cost $84,771; purchased 05/04/11-05/11/11)(b)(e)	7.082%		06/01/16	75	83,450
Embarq Corp., Sr. Unsec’d. Notes, (original cost $139,990; purchased 05/12/06)(b)(e)	7.995%		06/01/36	140	152,950
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%		12/01/16	125	136,094
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%		11/15/19	40	45,872
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%		09/15/33	250	306,234
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43	935	1,176,642

					2,328,137

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes(a)	4.000%		01/31/24	260	267,158
Altria Group, Inc., Gtd. Notes	9.700%		11/10/18	154	201,791
Altria Group, Inc., Gtd. Notes(a)	10.200%		02/06/39	52	88,278
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	245	246,448
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%		06/23/19	50	62,338
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17	220	252,575

					1,118,588

TOTAL CORPORATE BONDS (cost $39,919,216)					43,552,606

ASSET-BACKED SECURITIES — 2.2%
Collateralized Loan Obligations — 1.4%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.408	%(c)	04/20/25	250	246,922
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.417	%(c)	07/13/25	300	296,308
Anchorage Capital CLO Ltd. (Cayman Islands), Series 3A, Class A1, 144A	1.766	%(c)	04/28/26	300	300,141
Blue Hill CLO Ltd. (Cayman Islands), Series A-1A, Class A, 144A	1.707	%(c)	01/15/26	250	249,917
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.376	%(c)	04/17/25	250	246,634
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.755	%(c)	04/20/26	350	349,953

Flagship CLO (Cayman Islands), Series A1-7A, Class A1, 144A	1.698	%(c)	01/20/26	300	299,722
Flatiron CLO Ltd. (Cayman Islands), Series A1-1A, Class A1, 144A	1.690	%(c)	01/17/26	375	373,494
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.367	%(c)	04/15/24	300	295,526
ING Investment Management Co., Series A2-3A, Class A2, 144A	2.036	%(c)	01/18/26	300	294,542
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708	%(c)	04/15/26	350	349,888
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700	%(c)	07/25/26	600	599,694
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.696	%(c)	05/18/23	250	249,874
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1l, 144A	0.478	%(c)	02/22/20	26	25,575
Ocean Trails CLO IV (Cayman Islands), Series A-4A, Class A, 144A	1.524	%(c)	08/13/25	300	297,584
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.704	%(c)	07/17/26	300	299,878
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.277	%(c)	04/15/25	300	294,461
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.928	%(c)	10/20/23	250	248,336
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.347	%(c)	07/15/25	300	295,374
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.727	%(c)	04/20/26	350	350,134

					5,963,957

Non-Residential Mortgage-Backed Securities — 0.5%
Chase Issuance Trust, Series 2007-C1, Class C1	0.612	%(c)	04/15/19	800	793,883
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	302,690
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.002	%(c)	06/15/18	600	601,015
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148	%(c)	04/20/21	171	170,318
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.378	%(c)	07/22/25	250	246,434
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.876	%(c)	08/17/22	250	250,824

					2,365,164

Residential Mortgage-Backed Securities — 0.3%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.802	%(c)	03/25/33	55	52,348
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.902	%(c)	03/25/34	483	460,797
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	4.279%		07/25/35	58	55,534
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.076%		07/25/34	76	72,296
Morgan Stanley ABS Capital I, Series 2004-NC1, Class M1	1.202	%(c)	12/27/33	342	329,932
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1	1.052	%(c)	07/25/32	83	78,870
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1	1.427	%(c)	09/25/32	92	90,354
RASC Trust, Series 2004-KS2, Class MI1	4.710	%(c)	03/25/34	23	20,188

Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.917	%(c)	02/25/34	168	157,905

					1,318,224

TOTAL ASSET-BACKED SECURITIES (cost $9,538,508)					9,647,345

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	343	274,746
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.753	%(c)	02/25/35	62	62,727
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	2.601	%(c)	03/25/35	71	65,425
Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A5	2.602	%(c)	02/25/37	192	192,189
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	66	67,481
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.634	%(c)	07/25/35	111	112,761
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000%		12/25/33	7	7,497
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	76	78,163
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.467	%(c)	02/25/34	101	102,979
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	37	37,511

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,067,391)					1,001,479

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	600	613,988
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730	%(c)	04/10/49	889	970,763
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class ASB	5.413%		10/15/49	386	387,826
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899	%(c)	12/10/49	100	110,468
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	100	97,228
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	420	428,673
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	200	197,234
COMM Mortgage Trust, Series 2013-CR8, Class A4	3.334%		06/10/46	600	608,475
COMM Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	400	415,339
COMM Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	400	407,430
COMM Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	308,858
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	2.178	%(c)	09/15/30	162	6,562
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	400	402,275
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	200	212,951
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	200	208,331
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609	%(c)	02/15/39	800	844,680
Fannie Mae-ACES, Series M2, Class A2	3.513	%(c)	12/25/23	375	395,109
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	500	513,736

FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	987,293
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.606	%(c)	05/25/22	2,951	270,844
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.643	%(c)	06/25/22	892	85,141
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.027	%(c)	10/25/22	1,492	89,325
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(c)	02/25/23	800	834,697
FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2	3.250	%(c)	04/25/23	300	311,059
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(c)	07/25/23	400	422,505
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.863	%(c)	08/25/16	1,132	28,421
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.911	%(c)	05/25/19	2,472	182,475
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.831	%(c)	07/25/19	2,484	179,242
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2005-C1, Class A5	4.697%		05/10/43	645	658,835
Greenwich Capital Commercial Mortgage Trust I, Series 2007-GG9, Class A2	5.381%		03/10/39	229	232,361
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4	4.895%		09/12/37	500	514,622
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class ASB	5.285	%(c)	01/12/43	78	78,484
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3	4.697%		07/15/42	31	30,874
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM	4.780%		07/15/42	100	103,191
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A2	3.070%		12/15/46	700	730,442
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	281	290,642
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	300	312,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	200	192,161
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	500	492,283
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	200	191,978
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.066	%(c)	06/12/46	478	514,947
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	241	241,239
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class ASB	5.745	%(c)	06/12/50	597	602,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	200	195,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46	100	105,400
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.829	%(c)	10/15/42	591	623,574
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	44	43,830
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	501	509,971

Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.831	%(c)	06/11/42	74	74,685
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	200	195,635
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	500	491,777
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	200	197,092
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(c)	07/15/42	135	140,889
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46	994	1,095,277

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,331,039)					19,381,280

FOREIGN AGENCIES — 0.6%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	200	213,500
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	100	113,112
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%		05/23/18	382	377,693
Pemex Project Funding Master Trust (Mexico), Sr. Unsec’d. Notes	6.625%		06/15/35	255	300,262
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000%		05/20/16	195	195,282
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%		01/30/23	115	112,297
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/18/24	65	69,713
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	300	336,750
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41	85	98,812
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	460	485,300
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	250	250,114
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	200	201,626

TOTAL FOREIGN AGENCIES (cost $2,673,273)					2,754,461

MUNICIPAL BONDS — 0.5%
California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263%		04/01/49	220	295,724
State of California, GO, Tax. Var. Purp., BABs	7.500%		04/01/34	15	21,369
State of California, GO, BABs	7.300%		10/01/39	210	295,750

					612,843

Illinois — 0.1%
City of Chicago IL, O’Hare Int’l. Arpt., BABs	6.395%		01/01/40	160	204,501
State of Illinois, Taxable, GO	4.421%		01/01/15	90	91,769

					296,270

New Jersey — 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Ser. F, BABs	7.414%		01/01/40	165	237,773

New York — 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs	5.767%	08/01/36	190	232,068

Ohio
Ohio State University Gen. Repts., BABs	4.910%	06/01/40	65	73,579
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879%	12/01/34	45	49,816

				123,395

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834%	11/15/34	70	87,545

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511%	12/01/45	80	93,982

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs	6.731%	07/01/43	160	205,371

Texas
Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, BABs	5.028%	04/01/26	50	58,252

TOTAL MUNICIPAL BONDS (cost $1,542,908)				1,947,499

SOVEREIGN BONDS — 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	200	202,700
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	225	231,975
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	90	92,709
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	165	188,719
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20	200	222,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625%	03/15/22	100	103,750
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%	01/30/20	100	111,600
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23	160	155,440
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	30	31,912
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	120	139,764
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	118	120,360

TOTAL SOVEREIGN BONDS (cost $1,552,366)				1,600,929

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Bank(a)	0.375%	08/28/15	55	55,119
Federal Home Loan Bank	4.000%	02/01/41	792	840,478
Federal Home Loan Bank	5.500%	07/15/36	135	172,730

Federal Home Loan Mortgage Corp.	1.750%		05/30/19		180	180,676
Federal Home Loan Mortgage Corp.	2.348	%(c)	12/01/35		59	62,668
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22		790	788,445
Federal Home Loan Mortgage Corp.	3.000%		06/01/29		498	516,375
Federal Home Loan Mortgage Corp.	3.500%		TBA	(f)	1,000	1,027,891
Federal Home Loan Mortgage Corp.	4.000%		TBA	(f)	500	529,687
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-11/01/39		919	979,789
Federal Home Loan Mortgage Corp.	4.500%		10/01/39		573	620,270
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-10/01/35		544	595,910
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-10/01/37		461	518,367
Federal Home Loan Mortgage Corp.	6.000%		01/01/34		87	97,790
Federal Home Loan Mortgage Corp.	7.000%		10/01/31-05/01/32		50	57,242
Federal National Mortgage Assoc.	1.750%		06/20/19		1,360	1,363,136
Federal National Mortgage Assoc.(a)	1.875%		02/19/19		285	288,806
Federal National Mortgage Assoc.	1.916	%(c)	07/01/37		267	282,918
Federal National Mortgage Assoc.	2.500%		TBA	(f)	500	507,891
Federal National Mortgage Assoc.	3.000%		TBA	(f)	1,000	1,038,750
Federal National Mortgage Assoc.	3.000%		TBA	(f)	4,000	3,941,564
Federal National Mortgage Assoc.	3.000%		12/01/42		475	469,919
Federal National Mortgage Assoc.	3.500%		TBA	(f)	1,500	1,539,375
Federal National Mortgage Assoc.	3.500%		TBA		1,000	1,057,188
Federal National Mortgage Assoc.	3.500%		TBA	(f)	2,500	2,573,437
Federal National Mortgage Assoc.	3.500%		06/01/39-05/01/42		3,130	3,227,528
Federal National Mortgage Assoc.	4.000%		TBA	(f)	1,500	1,587,129
Federal National Mortgage Assoc.	4.500%		TBA	(f)	2,000	2,165,938
Federal National Mortgage Assoc.	4.500%		07/01/19-08/01/40		1,316	1,423,743
Federal National Mortgage Assoc.	5.000%		TBA	(f)	1,500	1,665,703
Federal National Mortgage Assoc.	5.000%		10/01/18-02/01/36		362	399,087
Federal National Mortgage Assoc.	5.500%		12/01/16-07/01/34		713	802,539
Federal National Mortgage Assoc.	6.000%		09/01/17-08/01/38		1,245	1,404,125
Federal National Mortgage Assoc.	6.500%		07/01/17-10/01/37		957	1,072,698
Federal National Mortgage Assoc.	7.000%		06/01/32		29	33,412
Federal National Mortgage Assoc.	7.500%		09/01/30		3	3,166
Federal National Mortgage Assoc.	8.000%		12/01/23		5	5,244
Federal National Mortgage Assoc.	8.500%		02/01/28		6	6,960
Financing Corp., FICO Strip Principal	1.290	%(g)	10/06/17		240	230,301
Financing Corp., FICO Strip Principal	1.290	%(g)	10/06/17		330	316,664
Government National Mortgage Assoc.	3.000%		TBA	(f)	500	503,750
Government National Mortgage Assoc.	3.000%		TBA	(f)	500	504,687
Government National Mortgage Assoc.	3.500%		TBA	(f)	1,500	1,562,461
Government National Mortgage Assoc.	4.000%		TBA		1,500	1,600,781
Government National Mortgage Assoc.	4.000%		TBA	(f)	1,000	1,070,156
Government National Mortgage Assoc.	4.500%		TBA	(f)	750	818,935
Government National Mortgage Assoc.	4.500%		06/20/41		967	1,058,975
Government National Mortgage Assoc.	5.500%		07/15/33-02/15/36		912	1,024,495
Government National Mortgage Assoc.	6.500%		09/15/23-08/15/32		263	298,675
Government National Mortgage Assoc.	7.000%		06/15/24-05/15/31		53	61,662

Government National Mortgage Assoc.	7.500%	04/15/29-05/15/31	8	8,608
Government National Mortgage Assoc.	8.000%	08/15/22-06/15/25	61	69,007
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	1.945%	06/23/19	255	256,351

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $42,164,687)				43,289,201

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Notes	0.625%	04/30/18	2,299	2,244,757
U.S. Treasury Notes(h)	0.875%	07/31/19	1,175	1,129,835
U.S. Treasury Notes	1.000%	06/30/19-09/30/19	3,610	3,486,466
U.S. Treasury Notes	1.250%	11/30/18	250	247,735
U.S. Treasury Notes(i)	1.375%	06/30/18	355	355,804
U.S. Treasury Notes	1.500%	12/31/18-01/31/19	6,010	6,007,105
U.S. Treasury Notes(a)	1.500%	05/31/19	3,365	3,348,175
U.S. Treasury Notes	1.625%	06/30/19	1,370	1,370,000
U.S. Treasury Notes	2.000%	02/28/21-05/31/21	2,825	2,813,233
U.S. Treasury Notes	2.125%	06/30/21	685	684,893
U.S. Treasury Notes	2.250%	04/30/21	525	530,168
U.S. Treasury Notes	2.500%	05/15/24	15	14,979
U.S. Treasury Notes	3.625%	02/15/44	65	68,595
U.S. Treasury Strip Coupon	0.000%(g)	08/15/21	735	626,149
U.S. Treasury Strip Principal(a)	6.185%(g)	05/15/44	500	175,588
U.S. Treasury Strip Principal	6.826%(g)	02/15/44	1,080	382,747

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,341,918)				23,486,229

TOTAL LONG-TERM INVESTMENTS (cost $338,395,688)				419,154,624

SHORT-TERM INVESTMENTS — 11.8%

			Shares
AFFILIATED MUTUAL FUNDS — 11.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $21,247,550)(j)			2,191,458	20,512,051
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $30,313,637; includes $12,860,771 of cash collateral received for securities on loan)(j)(k)			30,313,637	30,313,637

TOTAL AFFILIATED MUTUAL FUNDS (cost $51,561,187)				50,825,688

		Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $60,669)		Citigroup Global Markets	4,780	60,164

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $389,979)(i)	0.030	%(n)	09/18/14	390	389,983

TOTAL SHORT-TERM INVESTMENTS (cost $52,011,835)					51,275,835

TOTAL INVESTMENTS — 108.4% (cost $390,407,523)(l)					470,430,459
Liabilities in excess of other assets(m) — (8.4)%					(36,272,987)

NET ASSETS — 100.0%					$434,157,472

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ACES	Alternative Credit Enhancements Securities
ASX	Australian Securities Exchange
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
FTSE	Financial Times and Stock Exchange
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East
MTN	Medium Term Note
REIT	Real Estate Investment Trust
RSP	Non-Voting Shares
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
USAID	United States Agency for International Development

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,589,629; cash collateral of $12,860,771 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $938,555. The aggregate value, $1,045,914, is approximately 0.2% of net assets.
(f)	All or a partial principal amount represents TBA mortgage dollar rolls. The total value of such securities is $20,250,000 at June 30, 2014.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$393,809,097

Appreciation	80,054,505
Depreciation	(3,433,143)

Net Unrealized Appreciation	$76,621,362

The book basis may differ from tax basis due to certain tax-related adjustments.

(n)	Rate reflects yield to maturity at purchase date.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
63	2 Year U.S. Treasury Notes	Sep. 2014	$13,824,623	$13,834,406	$9,783
39	5 Year U.S. Treasury Notes	Sep. 2014	4,637,214	4,658,977	21,763
1	10 Year U.S. Treasury Notes	Sep. 2014	125,142	125,172	30
7	DJ Euro Stoxx 50 Index	Sep. 2014	313,817	309,790	(4,027)
2	FTSE 100 Index	Sep. 2014	229,860	229,703	(157)
2	MSCI EAFE Index Mini	Sep. 2014	195,633	196,890	1,257
34	S&P 500 E-Mini	Sep. 2014	3,278,176	3,319,080	40,904
1	TOPIX Index	Sep. 2014	121,985	124,624	2,639

					72,192

	Short Position:
3	U.S. Ultra Bond	Sep. 2014	$449,371	$449,813	$(442)

					$71,750

(1)	U.S. Treasury obligations with a combined market value of $671,165 have been segregated with JPMorgan Chase and Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreement:
382	05/17/18	0.989%	3 month LIBOR(1)	$4,683	$—	$4,683	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
5,365	11/30/18	1.625%	3 month LIBOR(1)	$(3,881)	$(5,416)	$(1,535)
3,500	05/15/21	2.375%	3 month LIBOR(1)	(22,893)	(34,129)	(11,236)
650	03/31/44	3.475%	3 month LIBOR(2)	161	21,576	21,415

				$(26,613)	$(17,969)	$8,644

A U.S. Treasury obligation with a market value of $221,998 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate contracts at June 30, 2014.

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$250,512,373	$21,285,840	$—
Exchange Traded Fund	478,590	—	—
Preferred Stocks	83,100	132,461	—
Rights	950	281	—
Corporate Bonds	—	42,920,519	632,087
Asset-Backed Securities
Collateralized Loan Obligations	—	5,364,263	599,694
Non-Residential Mortgage-Backed Securities	—	2,365,164	—
Residential Mortgage-Backed Securities	—	1,318,224	—
Collateralized Mortgage Obligations	—	1,001,479	—
Commercial Mortgage-Backed Securities	—	19,381,280	—
Foreign Agencies	—	2,754,461	—
Municipal Bonds	—	1,947,499	—
Sovereign Bonds	—	1,600,929	—
U.S. Government Agency Obligations	—	43,289,201	—
U.S. Treasury Obligations	—	23,876,212	—
Affiliated Mutual Funds	50,825,688	—	—
Option Purchased	—	60,164	—
Other Financial Instruments*
Futures Contracts	71,750	—	—
Interest Rate Swap Agreements	—	13,327	—

Total	$301,972,451	$167,311,304	$1,231,781

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of June 30, 2014 categorized by risk exposure:

Derivative Fair Value at 6/30/14
Equity contracts	$41,847
Interest rate contracts	104,625

Total	$146,472

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date August 19, 2014

*	Print the name and title of each signing officer under his or her signature.